John Hancock
                                                             Communications Fund

                                                                      Prospectus


                                                                    June 1, 2001


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As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                                                  [LOGO](R)
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                                                             JOHN HANCOCK FUNDS

Contents
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A summary of the fund's         Communications Fund                            4
goals, strategies, risks,
performance and expenses.

Policies and instructions for   Your account
opening, maintaining and        Choosing a share class                         6
closing an account.             How sales charges are calculated               6
                                Sales charge reductions and waivers            7
                                Opening an account                             8
                                Buying shares                                  9
                                Selling shares                                10
                                Transaction policies                          12
                                Dividends and account policies                12
                                Additional investor services                  13

Further information on the      Fund details
fund.                           Business structure                            14

                                For more information                  back cover

Communications Fund

GOAL AND STRATEGY

{Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of assets in stocks of U.S. and foreign communications companies. These companies are principally engaged in the research, development, manufacture or sale of communications services, technology, equipment or products, and may be in fields such as: local and long distance telephone; wireless communications; fiber-optics; broadcast and cable television; and the Internet.

The fund may invest in companies of any size. Because the fund is non-diversified, it may invest more than 5% of assets in securities of individual companies.

In managing the portfolio, the manager looks for attractively valued companies with sustainable competitive advantages relative to their industry peers.

In choosing individual securities, the management team uses fundamental financial analysis to identify companies with strong revenues, cash flows and earnings growth. They also look for companies with leading products and services, competitive cost structures, technological innovation and strong senior management. The manager favors companies that have shown an ability to translate these factors into strong sales and profit growth relative to their industry or the wider market in general.

The fund may invest in preferred stocks and other types of equity securities. The fund may also use certain derivatives (investments whose value is based on indexes, securities or currencies).


In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities, cash and cash equivalents. In these and other cases, the fund might not achieve its goal.


The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

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PORTFOLIO MANAGER


Team responsible for day-to-day
investment management


PAST PERFORMANCE

{Clip Art] This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because this is a new fund, there is no past performance to report.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

Communications companies could be hurt by factors such as intense competition, rapid technological change, obsolescence and the failure to obtain financing or regulatory approval. Securities of small and medium-size companies are more volatile than those of larger companies. Many smaller companies have short track records and narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

Stocks of communications companies as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. In addition, if the manager's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o     Certain derivatives could produce disproportionate losses.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

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YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annualized expenses. Actual expenses may be greater or less.

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Shareholder transaction expenses(1)          Class A      Class B      Class C
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Maximum sales charge (load)                  5.00%        5.00%        2.00%
Maximum front-end sales charge (load)
on purchases as a % of purchase price        5.00%        none         1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                            none(2)      5.00%        1.00%

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Annual operating expenses                    Class A      Class B      Class C
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Management fee                               0.90%        0.90%        0.90%
Distribution and service (12b-1) fees        0.30%        1.00%        1.00%
Other expenses                               8.00%        8.00%        8.00%
Total fund operating expenses                9.20%        9.90%        9.90%
Expense reimbursement (at least
until 2/28/02)                               7.60%        7.60%        7.60%
Net annual operating expenses                1.60%        2.30%        2.30%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

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Expenses                                                  Year 1       Year 3
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Class A                                                    $655        $2,387
Class B - with redemption                                  $733        $2,468
        - without redemption                               $233        $2,168
Class C - with redemption                                  $430        $2,246
        - without redemption                               $331        $2,246

(1)   A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
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Ticker            --
CUSIP             410233811
Newspaper         --
SEC number        811-4932
JH fund number    74

Class B
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Ticker            --
CUSIP             410233795
Newspaper         --
SEC number        811-4932
JH fund number    174

Class C
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Ticker            --
CUSIP             410233787
Newspaper         --
SEC number        811-4932
JH fund number    574

Your account

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CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

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Class A
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o     A front-end sales charge, as described at right.

o     Distribution and service (12b-1) fees of 0.30%.

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Class B
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o     No front-end sales charge; all your money goes to work for you right away.

o     Distribution and service (12b-1) fees of 1.00%.

o     A deferred sales charge, as described on following page.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

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Class C
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o     A front-end sales charge, as described at right.

o     Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

Your broker receives a percentage of these sales charges and fees. In addition, John Hancock Funds may pay significant compensation out of its own resources to your broker.

Your broker or agent may charge you a fee to effect transactions in fund shares.

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HOW SALES CHARGES ARE CALCULATED

Class A and Class C Sales charges are as follows:

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Class A sales charges
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                           As a % of       As a % of your
Your investment            offering price  investment
Up to $49,999              5.00%           5.26%
$50,000 - $99,999          4.50%           4.71%
$100,000 - $249,999        3.50%           3.63%
$250,000 - $499,000        2.50%           2.56%
$500,000 - $999,999        2.00%           2.04%
$1,000,000 and over        See below

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Class C sales charges
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                           As a % of       As a % of your
Your investment            offering price  investment
Up to $1,000,000           1.00%           1.01%
$1,000,000 and over        none

Investments of $1 million or more Class A and Class C shares are available with no front-end sales charge. However, there is a contingent deferred sales charge
(CDSC) on any Class A shares sold within one year of purchase, as follows:

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CDSC on $1 million+ investments
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                                           CDSC on shares
Your investment                            being sold
First $1M - $4,999,999                     1.00%
Next $1 - $5M above that                   0.50%
Next $1 or more above that                 0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.


6 YOUR ACCOUNT

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B Shares are offered at their net asset value per share, without any initial sales charge.

Class B and Class C A CDSC may be charged if you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

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Class B deferred charges
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Years after purchase            CDSC on shares being sold
1st year                        5.00%
2nd year                        4.00%
3rd or 4th year                 3.00%
5th year                        2.00%
6th year                        1.00%
After 6th year                  none

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Class C deferred charges
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Years after purchase            CDSC
1st year                        1.00%
After 1st year                  none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

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SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calculate charges.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250) and individual investors may close their accounts at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of the prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o     to make payments through certain systematic withdrawal plans

o     to make certain distributions from a retirement plan

o     because of shareholder death or disability

To utilize: If you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).


                                                                  YOUR ACCOUNT 7

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o     selling brokers and their employees and sales representatives

o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds

o fund trustees and other individuals who are affiliated with these or other John Hancock funds

o individuals transferring assets from an employee benefit plan into a John Hancock fund

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)


Class C shares may be offered without front-end sales charges to various individuals and institutions.


To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI (see the back cover of this prospectus).

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OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

o     non-retirement account: $1,000

o     retirement account: $250

o     group investments: $250

o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

o fee-based clients of selling brokers who have placed at least $2 billion in John Hancock funds: $250

3 Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. You must notify your financial representative or Signature Services if this information changes. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


8 YOUR ACCOUNT

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Buying shares
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            Opening an account                Adding to an account

By check

[Clip Art]  o Make out a check for the        o Make out a check for the
              investment amount, payable to     investment amount payable to
              "John Hancock Signature           "John Hancock Signature
              Services, Inc."                   Services, Inc."

            o Deliver the check and your      o Fill out the detachable
              completed application to your     investment slip from an account
              financial representative, or      statement. If no slip is
              mail them to Signature            available, include a note
              Services (address below).         specifying the fund name, your
                                                share class, your account number
                                                and the name(s) in which the
                                                account is registered.

                                              o Deliver the check and your
                                                investment slip or note to your
                                                financial representative, or
                                                mail them to Signature Services
                                                (address below).

By exchange

[Clip Art]  o Call your financial             o Log on to www.jhfunds.com to
              representative or Signature       process exchanges between funds.
              Services to request an
              exchange.                       o Call EASI-Line for automated
                                                service 24 hours a day using
                                                your touch-tone phone at
                                                1-800-338-8080.

                                              o Call your financial
                                                representative or Signature
                                                Services to request an exchange.

By wire

[Clip Art]  o Deliver your completed          o Instruct your bank to wire the
              application to your financial     amount of your investment to:
              representative, or mail it to      First Signature Bank & Trust
              Signature Services.                Account # 900000260
                                                 Routing # 211475000
            o Obtain your account number by
              calling your financial          Specify the fund name, your share
              representative or Signature     class, your account number and the
              Services.                       name(s) in which the account is
                                              registered. Your bank may charge a
            o Instruct your bank to wire the  fee to wire funds.
              amount of your investment to:
               First Signature Bank & Trust
               Account # 900000260
               Routing # 211475000

            Specify the fund name, your
            choice of share class, the new
            account number and the name(s)
            in which the account is
            registered. Your bank may charge
            a fee to wire funds.

By Internet

[Clip Art]  See "By exchange" and "By wire."  o Verify that your bank or credit union is a member of the
                                                Automated Clearing House (ACH)
                                                system.

                                              o Complete the "Bank Information"
                                                section on your account
                                                application.

                                              o Log on to www.jhfunds.com to
                                                initiate purchases using your
                                                authorized bank account.

By phone

[Clip Art]  See "By exchange" and "By wire."  o Verify that your bank or credit union is a member of the
                                                Automated Clearing House (ACH)
                                                system.

                                              o Complete the "Bank Information"
                                                section on your account
                                                application.

                                              o Call EASI-Line for automated
                                                service 24 hours a day using
                                                your touch-tone phone at
                                                1-800-338-8080.

                                              o Call your financial
                                                representative or Signature
                                                Services between 8 A.M. and 4
                                                P.M. Eastern Time on most
                                                business days.

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Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative
for instructions and assistance.
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To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."


                                                                  YOUR ACCOUNT 9

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Selling shares
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            Designed for                      To sell some or all of your shares

By letter

[Clip Art]  o Accounts of any type.           o Write a letter of instruction or
                                                complete a stock power
            o Sales of any amount.              indicating the fund name, your
                                                share class, your account
                                                number, the name(s) in which the
                                                account is registered and the
                                                dollar value or number of shares
                                                you wish to sell.

                                              o Include all signatures and any
                                                additional documents that may be
                                                required (see next page).

                                              o Mail the materials to Signature
                                                Services.

                                              o A check will be mailed to the
                                                name(s) and address in which the
                                                account is registered, or
                                                otherwise according to your
                                                letter of instruction.

By Internet

[Clip Art]  o Most accounts.                  o Log on to www.jhfunds.com to
                                                initiate redemptions from your
            o Sales of up to $100,000.          funds.

By phone

[Clip Art]  o Most accounts.                  o Call EASI-Line for automated
                                                service 24 hours a day using
            o Sales of up to $100,000.          your touch-tone phone at
                                                1-800-338-8080.

                                              o Call your financial
                                                representative or Signature
                                                Services between 8 A.M. and 4
                                                P.M. Eastern Time on most
                                                business days.

By wire or electronic funds transfer (EFT)

[Clip Art]  o Requests by letter to sell any  o To verify that the Internet or
              amount.                           telephone redemption privilege
                                                is in place on an account, or to
            o Requests by Internet or phone     request the form to add it to an
              to sell up to $100,000.           existing account, call Signature
                                                Services.

                                              o Amounts of $1,000 or more will
                                                be wired on the next business
                                                day. A $4 fee will be deducted
                                                from your account.

                                              o Amounts of less than $1,000 may
                                                be sent by EFT or by check.
                                                Funds from EFT transactions are
                                                generally available by the
                                                second business day. Your bank
                                                may charge a fee for this
                                                service.

By exchange

[Clip Art]  o Accounts of any type.           o Obtain a current prospectus for
                                                the fund into which you are
            o Sales of any amount.              exchanging by Internet or by
                                                calling your financial
                                                representative or Signature
                                                Services.

                                              o Log on to www.jhfunds.com to
                                                process exchanges between your
                                                funds.

                                              o Call EASI-Line for automated
                                                service 24 hours a day using
                                                your touch-tone phone at
                                                1-800-338-8080.

                                              o Call your financial
                                                representative or Signature
                                                Services to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."


10 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days

o     you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

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Seller                                         Requirements for written requests
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                                                                      [Clip Art]

Owners of individual, joint or UGMA/UTMA      o Letter of instruction.
accounts (custodial accounts for minors).
                                              o On the letter, the signatures
                                                and titles of all persons
                                                authorized to sign for the
                                                account, exactly as the account
                                                is registered.

                                              o Signature guarantee if
                                                applicable (see above).

Owners of corporate, sole proprietorship,     o Letter of instruction.
general partner or association accounts.
                                              o Corporate business/organization
                                                resolution, certified within the
                                                past 12 months, or a John
                                                Hancock Funds business/
                                                organization certification form.

                                              o On the letter and the
                                                resolution, the signature of the
                                                person(s) authorized to sign for
                                                the account.

                                              o Signature guarantee if
                                                applicable (see above).

Owners or trustees of trust accounts.         o Letter of instruction.


                                              o On the letter, the signature(s)
                                                of the trustee(s).

                                              o Copy of the trust document
                                                certified within the past 12
                                                months or a John Hancock Funds
                                                trust certification form.

                                              o Signature guarantee if
                                                applicable (see above).

Joint tenancy shareholders with rights of     o Letter of instruction signed by
survivorship whose co-tenants are deceased.     surviving tenant.

                                              o Copy of death certificate.

                                              o Signature guarantee if
                                                applicable (see above).

Executors of shareholder estates.             o Letter of instruction signed by
                                                executor.

                                              o Copy of order appointing
                                                executor, certified within the
                                                past 12 months.

                                              o Signature guarantee if
                                                applicable (see above).

Administrators, conservators, guardians and   o Call 1-800-225-5291 for
other sellers or account types not listed       instructions.
above.

----------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative
for instructions and assistance.
----------------------------------------


                                                                 YOUR ACCOUNT 11

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TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each class of the fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The fund uses market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The fund may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. Foreign stock or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell shares.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com, or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. However, if the new fund's CDSC rate is higher, then the rate will increase. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, the fund may cancel the exchange privileges of any parties who, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. The fund may also refuse any exchange order. The fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

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DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o     after any changes of name or address of the registered owner(s)

o     in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The fund generally distributes most or all of its net earnings in the form of dividends. The fund declares and pays any income dividends annually. Capital gains, if any, are typically distributed annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.


12 YOUR ACCOUNT

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund's long-term capital gains are taxable as capital gains; dividends from the fund's income and short-term capital gains are generally taxable as ordinary income. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

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ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o     Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o     Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.


Retirement plans John Hancock Funds offers a range of retirement plans, including traditional, Roth and Education IRAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.



                                                                 YOUR ACCOUNT 13

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the fund. The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees have the power to change the fund's investment goal without shareholder approval. The trustees reserve the right to close the fund, if appropriate.

The management firm The fund is managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and manages more than $30 billion in assets.

                                -----------------
                                  Shareholders
                                -----------------

  Distribution and
shareholder services

                -------------------------------------------------
                          Financial services firms and
                              their representatives

                      Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
                -------------------------------------------------

                -------------------------------------------------
                              Principal distributor

                            John Hancock Funds, Inc.

                     Markets the fund and distributes shares
                   through selling brokers, financial planners
                      and other financial representatives.
                -------------------------------------------------

             ------------------------------------------------------
                                 Transfer agent

                      John Hancock Signature Services, Inc.

                 Handles shareholder services, including record-
                keeping and statements, distribution of dividends
                    and processing of buy and sell requests.
             ------------------------------------------------------

                                                                        Asset
                                                                      management

                      ------------------------------------
                               Investment adviser

                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                              Boston, MA 02199-7603

                         Manages the fund's business and
                             investment activities.


                      ------------------------------------

                      ------------------------------------
                                    Trustees

                         Oversee the fund's activities.
                      ------------------------------------


14 FUND DETAILS

For more information

--------------------------------------------------------------------------------

Two documents are available that offer further information on the John Hancock Communications Fund:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the fund. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-544-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request:
publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

[LOGO](R)

John Hancock Funds, Inc.
MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans
Insurance Services

(C)2001 JOHN HANCOCK FUNDS, INC.                                     740PN  6/01

                                                                    John Hancock
                                                         International Small Cap
                                                                     Growth Fund

                                                                      Prospectus

                                                                    June 1, 2001

--------------------------------------------------------------------------------

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                                                  [LOGO](R)
                                                            --------------------
                                                             JOHN HANCOCK FUNDS

Contents
--------------------------------------------------------------------------------

A summary of the fund's        International Small Cap Growth Fund             4
goals, strategies, risks,
performance and expenses.

Policies and instructions for  Your account
opening, maintaining and       Choosing a share class                          6
closing an account.            How sales charges are calculated                6
                               Sales charge reductions and waivers             7
                               Opening an account                              8
                               Buying shares                                   9
                               Selling shares                                 10
                               Transaction policies                           12
                               Dividends and account policies                 12
                               Additional investor services                   13

Further information on the     Fund details
fund.                          Business structure                             14

                               For more information                   back cover

International Small Cap Growth Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities (including common and preferred stocks and their equivalents) of foreign companies with small market capitalizations. In the opinion of the fund's subadviser, small cap companies are those whose stock market capitalizations are predominantly in the bottom 25% of publicly traded companies as measured by stock market capitalizations in each country. Generally, for investments in U.S. stocks, this means companies with stock market capitalizations of U.S. $5 billion and less. In foreign markets, the capitalization ranges for small-cap stocks will generally be lower than the U.S.


The market capitalization ranges of the various countries' small cap stocks may vary greatly due to fluctuating currency values, differences in the size of their respective economies, and movements in the local stock markets.

The fund may invest in companies located in countries with emerging markets when the management team believes they offer attractive investment opportunities.

In managing the portfolio, the managers use bottom-up analysis to evaluate the financial conditions and competitiveness of companies worldwide. In choosing individual securities, the management team ordinarily looks for several of the following characteristics that will enable the companies to compete successfully in their respective markets:

o     above-average per share earnings growth

o     high return on invested capital

o     a healthy balance sheet

o     sound financial and accounting policies and overall financial strength

o     strong competitive advantages

o     effective research, product development and marketing.

The managers consider whether to sell a particular security when any of those factors materially changes. The managers allocate the fund's assets among securities of countries that are expected to provide the best opportunities for meeting the fund's investment objective.

The fund may use certain derivatives (investments whose value is based on securities, indexes or currencies.)


In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in investment-grade short-term securities, cash and cash equivalents. In these and other cases, the fund might not achieve its goal.


================================================================================

SUBADVISER

Nicholas-Applegate
Capital Management
---------------------------------------
U.S.-based team responsible
 for day-to-day investment
 management
Founded in 1984
Supervised by the adviser

PAST PERFORMANCE

[Clip Art] This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because this is a new fund, there is no past performance to report.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's management strategy has a significant influence on fund performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. Similarly, growth stocks could underperform value stocks. In addition, if certain investments or industries do not perform as expected, or if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.

o     Certain derivatives could produce disproportionate losses.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

================================================================================

YOUR EXPENSES


[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual expenses. Actual expenses may be greater or less.


--------------------------------------------------------------------------------
Shareholder transaction expenses(1)          Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                  5.00%        5.00%        2.00%
Maximum front-end sales charge (load)
on purchases as a % of purchase price        5.00%        none         1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                            none(2)      5.00%        1.00%

--------------------------------------------------------------------------------
Annual operating expenses                    Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                               1.00%        1.00%        1.00%
Distribution and service (12b-1) fees        0.30%        1.00%        1.00%
Other expenses                               8.00%        8.00%        8.00%
Total fund operating expenses                9.30%        10.00%       10.00%


Expense reimbursement (at least
until 2/28/03)                               7.70%        7.70%        7.70%


Annual operating expenses                    1.60%        2.30%        2.30%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                                  Year 1       Year 3
--------------------------------------------------------------------------------
Class A                                                   $655         $2,404
Class B - with redemption                                 $733         $2,486
        - without redemption                              $233         $2,186
Class C - with redemption                                 $430         $2,264
        - without redemption                              $331         $2,264

(1)   A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES


Class A
---------------------------------------
Ticker            --
CUSIP             410233746
Newspaper         --
SEC number        811-4932
JH fund number    80

Class B
---------------------------------------
Ticker            --
CUSIP             410233738
Newspaper         --
SEC number        811-4932
JH fund number    180

Class C
---------------------------------------
Ticker            --
CUSIP             410233720
Newspaper         --
SEC number        811-4932
JH fund number    580

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------

o     A front-end sales charge, as described at right.

o     Distribution and service (12b-1) fees of 0.30%.

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------

o     No front-end sales charge; all your money goes to work for you right away.

o     Distribution and service (12b-1) fees of 1.00%.

o     A deferred sales charge, as described on following page.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------

o     A front-end sales charge, as described at right.

o     Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

Your broker receives a percentage of these sales charges and fees. In addition, John Hancock Funds may pay significant compensation out of its own resources to your broker.

Your broker or agent may charge you a fee to effect transactions in fund shares.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A and Class C Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------
                           As a % of       As a % of your
Your investment            offering price  investment
Up to $49,999              5.00%           5.26%
$50,000 - $99,999          4.50%           4.71%
$100,000 - $249,999        3.50%           3.63%
$250,000 - $499,000        2.50%           2.56%
$500,000 - $999,999        2.00%           2.04%
$1,000,000 and over        See below

--------------------------------------------------------------------------------
Class C sales charges
--------------------------------------------------------------------------------
                           As a % of       As a % of your
Your investment            offering price  investment
Up to $1,000,000           1.00%           1.01%
$1,000,000 and over        none

Investments of $1 million or more Class A and Class C shares are available with no front-end sales charge. However, there is a contingent deferred sales charge
(CDSC) on any Class A shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
CDSC on $1 million+ investments
--------------------------------------------------------------------------------
                                           CDSC on shares
Your investment                            being sold
First $1M - $4,999,999                     1.00%
Next $1 - $5M above that                   0.50%
Next $1 or more above that                 0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.


6 YOUR ACCOUNT

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B Shares are offered at their net asset value per share, without any initial sales charge.

Class B and Class C A CDSC may be charged if you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
Years after purchase            CDSC on shares being sold
1st year                        5.00%
2nd year                        4.00%
3rd or 4th year                 3.00%
5th year                        2.00%
6th year                        1.00%
After 6th year                  none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------
Years after purchase            CDSC
1st year                        1.00%
After 1st year                  none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calculate charges.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: Complete the appropriate section of your application, or contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250) and individual investors may close their accounts at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of the prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o     to make payments through certain systematic withdrawal plans

o     to make certain distributions from a retirement plan

o     because of shareholder death or disability

To utilize: If you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).


                                                                  YOUR ACCOUNT 7

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: Contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o     selling brokers and their employees and sales representatives

o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds

o fund trustees and other individuals who are affiliated with these or other John Hancock funds

o individuals transferring assets from an employee benefit plan into a John Hancock fund

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)


Class C shares may be offered without front-end sales charges to various individuals and institutions.


To utilize: If you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI (see the back cover of this prospectus).

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

o     non-retirement account: $1,000

o     retirement account: $250

o     group investments: $250

o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

o fee-based clients of selling brokers who have placed at least $2 billion in John Hancock funds: $250

3 Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. You must notify your financial representative or Signature Services if this information changes. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


8 YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
            Opening an account                Adding to an account

By check

[Clip Art]  o Make out a check for the        o Make out a check for the
              investment amount, payable to     investment amount payable to
              "John Hancock Signature           "John Hancock Signature
              Services, Inc."                   Services, Inc."

            o Deliver the check and your      o Fill out the detachable
              completed application to your     investment slip from an account
              financial representative, or      statement. If no slip is
              mail them to Signature            available, include a note
              Services (address below).         specifying the fund name, your
                                                share class, your account number
                                                and the name(s) in which the
                                                account is registered.

                                              o Deliver the check and your
                                                investment slip or note to your
                                                financial representative, or
                                                mail them to Signature Services
                                                (address below).

By exchange

[Clip Art]  o Call your financial             o Log on to www.jhfunds.com to
              representative or Signature       process exchanges between funds.
              Services to request an
              exchange.                       o Call EASI-Line for automated
                                                service 24 hours a day using
                                                your touch-tone phone at
                                                1-800-338-8080.

                                              o Call your financial
                                                representative or Signature
                                                Services to request an exchange.

By wire

[Clip Art]  o Deliver your completed          o Instruct your bank to wire the
              application to your financial     amount of your investment to:
              representative, or mail it to      First Signature Bank & Trust
              Signature Services.                Account # 900000260
                                                 Routing # 211475000
            o Obtain your account number by
              calling your financial          Specify the fund name, your share
              representative or Signature     class, your account number and the
              Services.                       name(s) in which the account is
                                              registered. Your bank may charge a
            o Instruct your bank to wire the  fee to wire funds.
              amount of your investment to:
               First Signature Bank & Trust
               Account # 900000260
               Routing # 211475000

            Specify the fund name, your
            choice of share class, the new
            account number and the name(s)
            in which the account is
            registered. Your bank may charge
            a fee to wire funds.

By Internet

[Clip Art]  See "By exchange" and "By wire."  o Verify that your bank or credit union is a member of the
                                                Automated Clearing House (ACH)
                                                system.

                                              o Complete the "Bank Information"
                                                section on your account
                                                application.

                                              o Log on to www.jhfunds.com to
                                                initiate purchases using your
                                                authorized bank account.

By phone

[Clip Art]  See "By exchange" and "By wire."  o Verify that your bank or credit union is a member of the
                                                Automated Clearing House (ACH)
                                                system.

                                              o Complete the "Bank Information"
                                                section on your account
                                                application.

                                              o Call EASI-Line for automated
                                                service 24 hours a day using
                                                your touch-tone phone at
                                                1-800-338-8080.

                                              o Call your financial
                                                representative or Signature
                                                Services between 8 A.M. and 4
                                                P.M. Eastern Time on most
                                                business days.

----------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative
for instructions and assistance.
----------------------------------------

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."


                                                                  YOUR ACCOUNT 9

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
            Designed for                      To sell some or all of your shares

By letter

[Clip Art]  o Accounts of any type.           o Write a letter of instruction or
                                                complete a stock power
            o Sales of any amount.              indicating the fund name, your
                                                share class, your account
                                                number, the name(s) in which the
                                                account is registered and the
                                                dollar value or number of shares
                                                you wish to sell.

                                              o Include all signatures and any
                                                additional documents that may be
                                                required (see next page).

                                              o Mail the materials to Signature
                                                Services.

                                              o A check will be mailed to the
                                                name(s) and address in which the
                                                account is registered, or
                                                otherwise according to your
                                                letter of instruction.

By Internet

[Clip Art]  o Most accounts.                  o Log on to www.jhfunds.com to
                                                initiate redemptions from your
            o Sales of up to $100,000.          funds.

By phone

[Clip Art]  o Most accounts.                  o Call EASI-Line for automated
                                                service 24 hours a day using
            o Sales of up to $100,000.          your touch-tone phone at
                                                1-800-338-8080.

                                              o Call your financial
                                                representative or Signature
                                                Services between 8 A.M. and 4
                                                P.M. Eastern Time on most
                                                business days.

By wire or electronic funds transfer (EFT)

[Clip Art]  o Requests by letter to sell any  o To verify that the Internet or
              amount.                           telephone redemption privilege
                                                is in place on an account, or to
            o Requests by Internet or phone     request the form to add it to an
              to sell up to $100,000.           existing account, call Signature
                                                Services.

                                              o Amounts of $1,000 or more will
                                                be wired on the next business
                                                day. A $4 fee will be deducted
                                                from your account.

                                              o Amounts of less than $1,000 may
                                                be sent by EFT or by check.
                                                Funds from EFT transactions are
                                                generally available by the
                                                second business day. Your bank
                                                may charge a fee for this
                                                service.

By exchange

[Clip Art]  o Accounts of any type.           o Obtain a current prospectus for
                                                the fund into which you are
            o Sales of any amount.              exchanging by Internet or by
                                                calling your financial
                                                representative or Signature
                                                Services.

                                              o Log on to www.jhfunds.com to
                                                process exchanges between your
                                                funds.

                                              o Call EASI-Line for automated
                                                service 24 hours a day using
                                                your touch-tone phone at
                                                1-800-338-8080.

                                              o Call your financial
                                                representative or Signature
                                                Services to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."


10 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days

o     you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                         Requirements for written requests
--------------------------------------------------------------------------------
                                                                      [Clip Art]

Owners of individual, joint or UGMA/UTMA      o Letter of instruction.
accounts (custodial accounts for minors).
                                              o On the letter, the signatures
                                                and titles of all persons
                                                authorized to sign for the
                                                account, exactly as the account
                                                is registered.

                                              o Signature guarantee if
                                                applicable (see above).

Owners of corporate, sole proprietorship,     o Letter of instruction.
general partner or association accounts.
                                              o Corporate business/organization
                                                resolution, certified within the
                                                past 12 months, or a John
                                                Hancock Funds business/
                                                organization certification form.

                                              o On the letter and the
                                                resolution, the signature of the
                                                person(s) authorized to sign for
                                                the account.

                                              o Signature guarantee if
                                                applicable (see above).

Owners or trustees of trust accounts.         o Letter of instruction.

                                              o On the letter, the signature(s)
                                                of the trustee(s).

                                              o Copy of the trust document
                                                certified within the past 12
                                                months or a John Hancock Funds
                                                trust certification form.

                                              o Signature guarantee if
                                                applicable (see above).

Joint tenancy shareholders with rights of     o Letter of instruction signed by
survivorship whose co-tenants are deceased.     surviving tenant.

                                              o Copy of death certificate.

                                              o Signature guarantee if
                                                applicable (see above).

Executors of shareholder estates.             o Letter of instruction signed by
                                                executor.

                                              o Copy of order appointing
                                                executor, certified within the
                                                past 12 months.

                                              o Signature guarantee if
                                                applicable (see above).

Administrators, conservators, guardians and   o Call 1-800-225-5291 for
other sellers or account types not listed       instructions.
above.

----------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative
for instructions and assistance.
----------------------------------------


                                                                 YOUR ACCOUNT 11

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each class of the fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The fund uses market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The fund may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. Foreign stock or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell shares.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com, or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. However, if the new fund's CDSC rate is higher, then the rate will increase. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, the fund may cancel the exchange privileges of any parties who, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. The fund may also refuse any exchange order. The fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

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DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o     after any changes of name or address of the registered owner(s)

o     in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The fund generally distributes most or all of its net earnings in the form of dividends. The fund declares and pays any income dividends annually. Capital gains, if any, are typically distributed annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. If the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.


12 YOUR ACCOUNT

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund's long-term capital gains are taxable as capital gains; dividends from the fund's income and short-term capital gains are generally taxable as ordinary income. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

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ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o     Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o     Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.


Retirement plans John Hancock Funds offers a range of retirement plans, including traditional, Roth and Education IRAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.



                                                                 YOUR ACCOUNT 13

Fund details

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BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the fund. The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees have the power to change the fund's investment goal without shareholder approval. The trustees reserve the right to close the fund, if appropriate.

The management firm The fund is managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and manages more than $30 billion in assets.

                                -----------------
                                  Shareholders
                                -----------------

  Distribution and
shareholder services

                -------------------------------------------------
                          Financial services firms and
                              their representatives

                      Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
                -------------------------------------------------

                -------------------------------------------------
                              Principal distributor

                            John Hancock Funds, Inc.

                     Markets the fund and distributes shares
                   through selling brokers, financial planners
                      and other financial representatives.
                -------------------------------------------------

             ------------------------------------------------------
                                 Transfer agent

                      John Hancock Signature Services, Inc.

                 Handles shareholder services, including record-
                keeping and statements, distribution of dividends
                    and processing of buy and sell requests.
             ------------------------------------------------------

                                                                        Asset
                                                                      management

                      ------------------------------------
                                   Subadviser

                               Nicholas-Applegate
                               Capital Management
                                600 West Broadway
                           San Diego, California 92101

                          Provides portfolio management
                                  to the fund.
                      ------------------------------------

                      ------------------------------------
                               Investment adviser

                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                              Boston, MA 02199-7603

                         Manages the fund's business and
                             investment activities.


                      ------------------------------------

                      ------------------------------------
                                    Trustees

                         Oversee the fund's activities.
                      ------------------------------------


14  FUND DETAILS

For more information

--------------------------------------------------------------------------------

Two documents are available that offer further information on the John Hancock International Small Cap Growth Fund:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the fund. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-544-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request:
publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

[LOGO](R)

John Hancock Funds, Inc.
MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans
Insurance Services

(C)2001 JOHN HANCOCK FUNDS, INC.                                     800PN  6/01

                JOHN HANCOCK INTERNATIONAL SMALL CAP GROWTH FUND

                       Class A, Class B and Class C Shares
                       Statement of Additional Information

                                  June 1, 2001

This Statement of Additional Information provides information about John Hancock International Small Cap Growth Fund (the "Fund") in addition to the information that is contained in the Fund's current Prospectus. (the "Prospectus"). The Fund is a diversified series of John Hancock World Fund (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291


                                TABLE OF CONTENTS
                                                                            Page

Organization of the Fund..................................................     2
Investment Objective and Policies.........................................     2
Investment Restrictions...................................................    14
Those Responsible for Management..........................................    16
Investment Advisory and Other Services....................................    19
Distribution Contracts....................................................    22
Sales Compensation........................................................    23
Net Asset Value...........................................................    25
Initial Sales Charge on Class A Shares....................................    25
Deferred Sales Charge on Class B and Class C Shares.......................    28
Special Redemptions.......................................................    32
Additional Services and Programs..........................................    32
Purchase and Redemptions through Third Parties............................    34
Description of the Fund's Shares..........................................    34
Tax Status................................................................    35
Calculation of Performance................................................    40
Brokerage Allocation......................................................    41
Transfer Agent Services...................................................    43
Custody of Portfolio......................................................    43
Independent Auditors......................................................    44
Appendix A- Description of Investment Risk................................   A-1
Appendix B-Description of Bond Ratings....................................   B-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust in August, 1986 under the laws of The Commonwealth of Massachusetts.

John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect, wholly-owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company)(the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. The Life Company is wholly owned by John Hancock Financial Services, Inc., a Delaware corporation organized in February, 2000.

The Fund's Sub-Adviser is Nicholas-Applegate Capital Management
("Nicholas-Applegate"), (the "Sub-Adviser"). Nicholas-Applegate is responsible for providing investment advice to the Fund, subject to the review of the Trustees and overall supervision of the Adviser.

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. Appendix A contains further information describing investment risks. The investment objective is non-fundamental and may be changed by the Trustees without shareholder approval. There is no assurance that the Fund will achieve its investment objective.

The Fund's investment objective is to seek long-term capital appreciation. To pursue this goal, the Fund normally invests at least 80% of its Assets in equity securities of foreign small capitalization companies located in at least three countries outside the United States. The Fund may invest up to 20% of its assets in securities of U.S. issuers. Equity securities include common stocks, preferred stocks, warrants and securities convertible into common stocks.


In the opinion of the Fund's Subadviser, small capitalization companies are those whose stock market capitalizations are predominantly in the bottom 25% of publicly traded companies as measured by stock market capitalizations in each country. In foreign markets, the capitalization ranges of small capitalization stocks in which the Fund invests may fluctuate greatly due to changing currency values, differences in the size of the respective economies, and movements in the local stock markets. For U.S. investments, small capitalization companies are generally those with stock market capitalizations of U. S. $5 billion and less. In foreign markets, the capitalization ranges for small-cap stocks will generally be lower than the U.S.

With respect to the Fund's policy of investing at least 80% of its Assets in small capitalization companies, "Assets" means net assets, plus the amount of any borrowings for investment purposes, if any. Also, with respect to this 80% investment policy, the Fund will notify shareholders at least 60 days prior to any change in this policy.


In managing the portfolio, the managers use bottom-up analysis to evaluate the financial conditions and competitiveness of companies worldwide. In choosing individual securities, the management team ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The managers consider whether to sell a particular security when any of those factors materially change.

The Subadviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective. The Fund may invest in companies located in countries with emerging securities markets when, in the opinion of the Subadviser, these markets offer attractive investment opportunities.


Under normal circumstances, up to 20% of the Fund's Assets may be held in cash or investment grade short-term securities and repurchase agreements (denominated in U.S. dollars) to meet anticipated redemptions of the Fund's shares. In abnormal circumstances, such as situations where the Fund experiences unusually large cash inflows or anticipates unusually large redemptions, and in abnormal market , economic, political or other conditions, all or any part of the Fund's assets may be temporarily invested in money market instruments, including but not limited to governmental obligations, certificates of deposit, bankers' acceptances, commercial paper and investment grade short-term corporate debt securities, cash and repurchase agreements. Any of the foregoing, including cash, may be denominated in U.S. or foreign currencies and may be obligations of foreign issuers.


Risks of Smaller Capitalization Companies: Higher risks are often associated with investments in companies with smaller market capitalizations. These companies may have limited product lines, markets and financial resources, or they may be dependent upon smaller or inexperienced management groups. In addition, trading volume of such securities may be limited, and historically the market price for such securities has been more volatile than securities of companies with greater capitalization. However, securities of companies with smaller capitalization may offer greater potential for capital appreciation since they may be overlooked and thus undervalued by investors.

Common stocks. The Fund may invest in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of such entity's preferred stock and other senior equity. Ownership of common stock usually carries with it the right to vote and, frequently, an exclusive right to do so. Common stocks have the potential to outperform fixed-income securities over the long term. Common stocks provide the most potential for growth, yet are the more volatile of the two asset classes.

Preferred stocks. The Fund may invest in preferred stocks. Preferred stock generally has a preference to dividends and, upon liquidation, over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible securities. The Fund may invest in convertible securities which may include corporate notes or preferred stock. Investments in convertible securities are not subject to the rating criteria with respect to non-convertible debt obligations. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which such securities are convertible, depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends upon the degree to which the convertible security sells above its value as a fixed-income security.

Government Securities. The Fund may invest in government securities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("GNMA"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("FHLMC"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("FNMA"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Debt Securities. The Fund may invest in debt obligations. Debt securities of corporate and governmental issuers in which the Fund may invest are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk).


Lower Rated High Yield Debt Obligations. The Fund may invest up to 5% of its total assets in high yielding, fixed income securities rated below investment grade (e.g., rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Ratings Group ("S&P").


Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. See Appendix B to this Statement of Additional Information which describes the characteristics of corporate bonds in the various ratings categories. The Fund may invest in comparable quality unrated securities which, in the opinion of the Adviser or Subadviser, offer comparable yields and risks to those securities which are rated.

Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The high yield fixed income market is relatively new and its growth occurred during a period of economic expansion. The market has not yet been fully tested by an economic recession.

The market price and liquidity of lower rated fixed income securities generally respond to short term corporate and market developments to a greater extent than do the price and liquidity of higher rated securities because such developments are perceived to have a more direct relationship to the ability of an issuer of such lower rated securities to meet its ongoing debt obligations.

Reduced volume and liquidity in the high yield bond market or the reduced availability of market quotations will make it more difficult to dispose of the bonds and to value accurately the Fund's assets. The reduced availability of reliable, objective data may increase the Fund's reliance on management's judgment in valuing high yield bonds. In addition, the Fund's investments in high yield securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. A Fund's investments, and consequently its net asset value, will be subject to the market fluctuations and risks inherent in all securities.

Short-Term Bank and Corporate Obligations. The Fund may invest in depository-type obligations of banks and savings and loan associations and other high quality money market instruments consisting of short-term obligations of the U.S. Government or its agencies and commercial paper rated at least P-1 by Moody's or A-1 by Standard & Poor's. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Depository-type obligations in which the Fund may invest include certificates of deposit, bankers' acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Ratings as Investment Criteria. In general, the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of debt securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the rating of Moody's and S&P and their significance. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund.


Investments in Foreign Securities. The Fund may invest directly in the securities of foreign issuers as well as securities in the form of sponsored or unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts (GDRs) or other securities convertible into securities of foreign issuers. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Issuers of unsponsored ADRs are not contractually obligated to disclose material information, including financial information, in the United States. Generally, ADRs are designed for use in the United States securities markets and EDRs are designed for use in European securities markets.


An investment in foreign securities including ADRs may be affected by changes in currency rates and in exchange control regulations. Issuers of unsponsored ADRs are not contractually obligated to disclose material information including financial information, in the United States and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. Foreign companies may not be subject to accounting standards or government supervision comparable to U.S. companies, and there is often less publicly available information about their operations. Foreign companies may also be affected by political or financial instability abroad. These risk considerations may be intensified in the case of investments in ADRs of foreign companies that are located in emerging market countries. ADRs of companies located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Foreign Currency Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market.

The Fund may also enter into forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. The Fund may elect to hedge less than all of its foreign portfolio positions as deemed appropriate by the Adviser. The Fund will not engage in speculative forward foreign currency exchange transactions.

If the Fund purchases a forward contract, the Fund will segregate cash or liquid securities in a separate account in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal to the amount of the Fund's commitment in forward contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York

Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases capital gains and interest payable on certain of the Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders. These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. The Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

The U.S. Government has from time to time in the past imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors such as the Fund. If such restrictions should be reinstituted, it might become necessary for the Fund to invest all or substantially all of its assets in U.S. securities. In such event, the Fund would review its investment objective and investment policies to determine whether changes are appropriate.

The Fund's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Fund are redeemable on a daily basis in U.S. dollars, the Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars. Under present conditions, it is not believed that these considerations will have any significant effect on its portfolio strategy.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

Reverse Repurchase Agreements and Other Borrowings . The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements.

The Fund will not enter into reverse repurchase agreements and other borrowings except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase total return. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Advisers will monitor the creditworthiness of the banks involved.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determines, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees have adopted guidelines and delegate to the Advisers the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities, Securities Indices and Currency. The Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options as a substitute for the purchase or sale of securities or currency or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account with a value at least equal to the Fund's obligation under the option,
(ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts. The Fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities) and securities indices, foreign currencies and any other financial instruments and indices and purchase and write call and put options on these futures contracts. The Fund may purchase and sell futures and options on futures for hedging or other non-speculative purposes. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. All futures contracts entered into by a Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which the portfolio securities are quoted or denominated. When securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. A Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

A Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices or foreign currency rates that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by a Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, a Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency rates then available in the applicable market to be less favorable than prices that are currently available. Subject to the limitations imposed on the funds, as described above, a Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

Options on Futures Contracts. The purchase of put and call options on futures contracts will give a Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, a Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by each Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging or for other non-speculative purposes as permitted by the CFTC. These purposes may include using futures and options on futures as substitute for the purchase or sale of securities or currencies to increase or reduce exposure to particular markets. To the extent that a Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities or the currency in which they are quoted or denominated) it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between a Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the loaned securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value in excess of 33 1/3 % of its total assets.

Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund's Investment Restriction. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Short Sales. The Fund may engage in short sales "against the box". In a short sale against the box, the Fund agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. If the price of the security has declined at the time the Fund is required to deliver the security, the Fund will benefit from the difference in the price. If the price of the security has increased, the Fund will be required to pay the difference.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities equal, of any type or maturity, in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly higher brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

1. Issue senior securities, except as permitted by the Fund's fundamental investment restrictions on borrowing, lending and investing in commodities and as otherwise permitted under the 1940 Act. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts and repurchase agreements entered into in accordance with the Fund's investment policies are not deemed to be senior securities.

2. Borrow money, except: (i) for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the fund's total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets;
         (iv) in connection with entering into reverse repurchase agreements and dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act; and (v) as otherwise permitted under the 1940 Act. For purposes of this investment restriction, the deferral of trustees' fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.

3. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

4. Purchase, sell or invest in real estate, but subject to its other investment policies and restrictions may invest in securities of companies that deal in real estate or are engaged in the real estate business. These companies include real estate investment trusts and securities secured by real estate or interests in real estate. The fund may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the fund's ownership of securities.

5. Invest in commodities or commodity futures contracts, other than financial derivative contracts. Financial derivatives include forward currency contracts; financial futures contracts and options on financial futures contracts; options and warrants on securities, currencies and financial indices; swaps, caps, floors, collars and swaptions; and repurchase agreements entered into in accordance with the fund's investment policies.

6. Make loans, except that the fund may (i) lend portfolio securities in accordance with the fund's investment policies up to 33 1/3% of the fund's total assets taken at market value, (ii) enter into repurchase agreements, and (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

7. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

8. With respect to 75% of the fund's total assets, the fund may not invest more than 5% of the fund's total assets in the securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than (i) securities issued or guaranteed by the U.S. Government, its agencies or its instrumentalities or (ii) securities of other investment companies.

Non-Fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

1. Purchase a security if, as a result, (i) more than 10% of the fund's total assets would be invested in the securities of other investment companies, (ii) the fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the fund in connection with lending of the fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

2. Invest in the securities of an issuer for the purpose of exercising control or management.

3. Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions.

4. Invest more than 15% of its net assets in securities which are illiquid.

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund's assets will not be considered a violation of the restriction.


The Funds will invest only in countries on the Adviser's Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser's investment department that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.


THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also Officers and Directors of the Adviser or Officers and Directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").


                              Positions Held              Principal Occupation(s)
Name and Address              With the Company            During the Past Five Years
----------------              ----------------            --------------------------

Maureen R. Ford *             Trustee, Chairman,          President, Broker/Dealer
101 Huntington Avenue         President and Chief         Distributor, John Hancock Life
Boston, MA  02199             Executive Officer (1,2)     Insurance Company; Chairman,
March 1950                                                Director, President and Chief
                                                          Executive Officer, the Adviser and
                                                          The Berkeley Group; Chairman,
                                                          Director and Chief Executive
                                                          Officer, John Hancock Funds;
                                                          Chairman, Director and President,
                                                          Insurance Agency, Inc.; Chairman,
                                                          Director and Chief Executive
                                                          Officer, Sovereign Asset Management
                                                          Corporation (SAMCorp.); Vice
                                                          Chairman, the Adviser (until May
                                                          2001), Senior Vice President,
                                                          MassMutual Insurance Co. (until
                                                          1999); Senior Vice President,
                                                          Connecticut Mutual Insurance Co.
                                                          (until 1996).

Dennis S. Aronowitz           Trustee                     Professor of Law, Emeritus, Boston
101 Huntington Avenue                                     University School of Law (as of
Boston, MA  02199                                         1996); Director, Brookline Bancorp.
June 1931

Richard P. Chapman, Jr.       Trustee (1)                 Chairman, President, and Chief
101 Huntington Avenue                                     Executive Officer, Brookline
Boston, MA  02199                                         Bancorp. (lending); Trustee,
February 1935                                             Northeastern University
                                                          (education); Director, Depositors
                                                          Insurance Fund, Inc. (insurance).

William J. Cosgrove           Trustee                     Vice President, Senior Banker and
101 Huntington Avenue                                     Senior Credit Officer, Citibank,
Boston, MA  02199                                         N.A. (retired September 1991);
January 1933                                              Executive Vice President, Citadel
                                                          Group Representatives, Inc.;
                                                          Trustee, the Hudson City Savings
                                                          Bank (since 1995).

Richard A. Farrell            Trustee                     President of Farrell, Healer & Co.,
101 Huntington Avenue                                     (venture capital management firm)
Boston, MA  02199                                         (since 1980); Prior to 1980, headed
November 1932                                             the venture capital group at Bank
                                                          of Boston Corporation.

Gail D. Fosler                Trustee                     Senior Vice President and Chief
101 Huntington Avenue                                     Economist, The Conference Board
Boston, MA  02199                                         (non-profit economic and business
December 1947                                             research); Director, Unisys Corp.;
                                                          Director H.B. Fuller Company; and
                                                          DBS Holdings (Singapore) (Banking
                                                          and Financial Services); Director,
                                                          National Bureau of Economic
                                                          Research (academic).


William F. Glavin             Trustee                     President Emeritus, Babson College
101 Huntington Avenue                                     (as of 1997); Vice Chairman, Xerox
Boston, MA  02199                                         Corporation (until June 1989);
March 1932                                                Director, Reebok, Inc. (since 1994)
                                                          and Inco Ltd.




-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                       17


                              Positions Held              Principal Occupation(s)
Name and Address              With the Company            During the Past Five Years
----------------              ----------------            --------------------------

Dr. John A. Moore             Trustee                     President and Chief Executive
101 Huntington Avenue                                     Officer, Institute for Evaluating
Boston, MA  02199                                         Health Risks, (nonprofit
February 1939                                             institution) (since September
                                                          1989).

Patti McGill Peterson         Trustee                     Executive Director, Council for
101 Huntington Avenue                                     International Exchange of Scholars
Boston, MA  02199                                         (since January 1998), Vice
May 1943                                                  President, Institute of
                                                          International Education (since
                                                          January 1998); Senior Fellow,
                                                          Cornell Institute of Public
                                                          Affairs, Cornell University (until
                                                          December 1997); President Emerita
                                                          of Wells College and St. Lawrence
                                                          University; Director, Niagara
                                                          Mohawk Power Corporation (electric
                                                          utility).

John W. Pratt                 Trustee                     Professor of Business
101 Huntington Avenue                                     Administration Emeritus, Harvard
Boston, MA  02199                                         University Graduate School of
September 1931                                            Business Administration (as of June
                                                          1998).

William L. Braman             Executive Vice President    Executive Vice President and Chief
101 Huntington Avenue         and Chief Investment        Investment Officer, the Adviser and
Boston, MA 02199              Officer (2)                 each of the John Hancock Funds;
December 1953                                             Executive Vice President and Chief
                                                          Investment Officer, Barring Asset
                                                          Management, London UK (until May
                                                          2000).

Richard A. Brown              Senior Vice President,      Senior Vice President , Chief
101 Huntington Avenue         Chief Financial Officer     Financial Officer, the Adviser,
Boston, MA  02199             and Treasurer (2)           John Hancock Funds, and The
April 1949                                                Berkeley Group; Second Vice
                                                          President and Senior Associate
                                                          Controller, Corporate Tax
                                                          Department, John Hancock Financial
                                                          Services, Inc. (until January
                                                          2001).

Susan S. Newton               Senior Vice President,      Senior Vice President and Chief
101 Huntington Avenue         Secretary and Chief Legal   Legal Officer the Adviser; John
Boston, MA 02199              Officer                     Hancock Funds; Vice President
March 1950                                                Signature Services (until May
                                                          2000), The Berkeley Group, NM
                                                          Capital and SAMCorp.

James J. Stokowski            Vice President, Treasurer   Vice President, the Adviser.
101 Huntington Avenue         and Chief Accounting
Boston, MA  02199             Officer
November 1946

Thomas H. Connors             Vice President and          Vice President and Compliance
101 Huntington Avenue         Compliance Officer          Officer, the Adviser; Vice
Boston, MA  02199                                         President, John Hancock Funds.
September 1959

-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.

The following tables provide information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Ms. Ford, non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, are compensated by the Adviser and received no compensation from the Fund for their services.

                           Aggregate                Total Compensation From
                           Compensation from        the Fund and John Hancock
Independent Trustees       the Fund (1)             Fund Complex to Trustees (2)
--------------------       -----------------        ----------------------------

Dennis J. Aronowitz             $  25                    $  75,000
Richard P. Chapman*                25                       78,000
William J. Cosgrove*               25                       72,000
Richard A. Farrell                 25                       75,000
Gail D. Fosler                     25                       68,000
William F. Glavin*                 25                       64,000
Dr. John A. Moore*                 25                       72,100
Patti McGill Peterson              25                       70,350
John Pratt                         25                       72,000
                               ------                   ----------
Total                            $225                     $646,450

(1) Compensation is estimated for the current fiscal year ending October 31, 2001.

(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2000. As of this date, there were sixty-nine funds in the John Hancock Fund Complex with each of these Independent Trustees serving on thirty-one funds.

*As of December 31, 2000, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Chapman was $85,948, Mr. Cosgrove was $218,258, Mr. Glavin was $317,363 and for Dr. Moore was $263,160 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").

All of the officers listed are officers or employees of the Adviser or Affiliated Companies. Some of the Trustees and officers may also be officers or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $30 billion in assets under management in its capacity as investment adviser to the Fund and other funds in the John Hancock group of funds as well as retail and institutional privately managed accounts. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating with Standard & Poor's and A. M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.

The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit, and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage of the average daily net assets of the Fund as follows:

Average Daily Net Assets                                     Annual Rate
------------------------                                     -----------
First $500,000,000                                                1.00%
Next $500,000,000                                                 0.90%
Amount over $1,000,000,000                                        0.85%

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of its average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

The Adviser has agreed to limit the Fund's expenses (excluding 12b-1 fees) to 1.30% of the Fund's average daily net assets. The Adviser reserves the right to terminate this limitation in the future.

The Adviser has entered into a sub-investment management contract (the "Sub-Advisory Agreement") with Nicholas-Applegate under which, subject to the review of the Trustees and the overall supervision of the Adviser, Nicholas-Applegate is responsible for providing the Fund with investment advice. Nicholas-Applegate will also provide the Fund on a continuous basis with economic, financial and political information, research and assistance concerning international markets. As compensation for its services under the Sub-Advisory Agreement, the Adviser will pay Nicholas-Applegate quarterly, in arrears, a fee at the annual rate of:

Net Asset Value                                   Annual Rate
---------------                                   -----------
First $50,000,000                                    0.60%
Next $450,000,000                                    0.50%
Next $500,000,000                                    0.45%
Amount over $1,000,000,000                          0.425%

Nicholas-Applegate is a California limited partnership, with offices at 600 West Broadway, 30th Floor, San Diego, California 92101. Nicholas-Applegate was organized in August 1984 to manage discretionary accounts investing primarily in publicly traded equity securities and securities convertible into or exercisable for publicly traded equity securities, with the goal of capital appreciation. On

January 31, 2001, Nicholas-Applegate was acquired by Allianz of America, Inc. ("AZOA"). Allianz AG, the parent of AZOA, is a German Aktiengesellschaft, a German publicly traded company, which, together with its subsidiaries, comprises the world's largest insurance group (the "Allianz Group"). Allianz Group currently has assets under management of approximately $690 billion, and in its last fiscal year wrote approximately $50 billion in gross insurance premiums. Allianz AG's address is: Koeniginstrasse 28, D-80802, Munich, Germany.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser, Subadviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the Adviser or Subadviser for the Fund or for other funds or clients for which the Adviser or Subadviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser, Subadviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.


Pursuant to its Advisory Agreement and the Subadvisery Agreement, the Adviser and Subadviser are not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Subadviser in the performance of its duties or from reckless disregard by them of their obligations and duties under the applicable Agreements.


Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The continuation of the Advisory Agreement, Subadvisory Agreement and the Distribution Agreement (discussed below) was approved by all Trustees. The Advisory Agreement, Subadvisory Agreement and the Distribution Agreement will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Each of the Agreements may be terminated on 60 days written notice by any party or by vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services.

Personnel of the Adviser, Subadviser and their affiliates may trade securities for their personal accounts. The Fund also may hold, or may be buying or selling, the same securities. To prevent the Fund from being disadvantaged, the Adviser and its affiliates and the Fund have adopted a code of ethics which restricts the trading activity of those personnel.

DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. These Selling Brokers are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed, in the case of Class A and C shares, at the time of sale. In the case of Class B or Class C shares, the broker receives compensation immediately but John Hancock Funds is compensated on a deferred basis.

The Fund's Trustees adopted Distribution Plans with respect to each class of shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% for class A shares and 1.00% for Class B and Class C shares of the Fund's average daily net assets attributable to shares of that class. However, the service fees will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse the John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of the John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event that John Hancock Funds is not fully reimbursed for payments or expenses it incurs under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B and Class C Plans as a liability of the Fund because the Trustees may terminate the Class B and /or Class C Plans at any time with no additional liability for these expenses to the shareholders and the Fund.

The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on these Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provides the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as its continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by a vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each plan provides, that no material amendment to the Plans will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B and Class C shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Amounts paid to the John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Fund.

SALES COMPENSATION

As part of their business strategies, the Fund, along with John Hancock Funds, pay compensation to financial services firms that sell the Fund's shares. These firms typically pass along a portion of this compensation to your financial representative.

The two primary sources of compensation payments are (1) the 12b-1 fees that are paid out of the Fund's assets and (2) sales charges paid by investors. The sales charges and 12b-1 fees are detailed in the prospectus and under "Distribution Contracts" in this Statement of Additional Information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Whenever you make an investment in the Fund, the financial services firm receives a reallowance, as described below. The firm also receives the first year's service fee at this time. Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible fund net assets. This fee is paid quarterly in arrears by the Fund.

In addition, from time to time, John Hancock Funds, at its expense, may provide significant additional compensation to financial services firms in connection with the sale of shares of the Fund. Such compensation provided by John Hancock Funds may include, for example, financial assistance to financial services firms in connection with their marketing and sales development programs for their registered representatives and other employees, as well as payment for travel expenses, including lodging, incurred by registered representatives and other employees for such marketing and sales development programs, seminars for the public, advertising and sales campaigns regarding one or more Funds, and/or other financial services firms-sponsored events or activities. From time to time, John Hancock Funds may make expense reimbursements for special training of a financial services firm's registered representatives and other employees in group meetings. Other compensation, such as asset retention fees, finder's fees and reimbursement for wire transfer fees, may be offered to the extent not prohibited by law or any self-regulatory agency, such as the NASD.


                                   Sales charge             Maximum                 First year service     Maximum total
                                   paid by investors        reallowance             fee (% of net          compensation (1)
Class A investments                (% of offering price)    (% of offering price)   investment) (3)        (% of offering price)
-------------------                ---------------------    ---------------------   ---------------        ---------------------

Up to $49,999                      5.00%                    4.01%                   0.25%                  4.25%
$50,000 - $99,999                  4.50%                    3.51%                   0.25%                  3.75%
$100,000 - $249,999                3.50%                    2.61%                   0.25%                  2.85%
$250,000 - $499,999                2.50%                    1.86%                   0.25%                  2.10%
$500,000 - $999,999                2.00%                    1.36%                   0.25%                  1.60%

Investments
of Class A shares of
$1 million or more (4)
----------------------

First $1M - $4,999,999             --                       0.75%                   0.25%                  1.00%
Next $1 - $5M above that           --                       0.25%                   0.25%                  0.50% (2)
Next $1 or more above that         --                       0.00%                   0.25%                  0.25% (2)


                                                            Maximum                 First year service     Maximum total
                                                            reallowance             fee (% of net          compensation (1)
Class B investments                                         (% of offering price)   investment) (3)        (% of offering price)
-------------------                                         ---------------------   ---------------        ---------------------

All amounts                        --                       3.75%                   0.25%                  4.00%


                                                            Maximum                 First year service     Maximum total
                                                            reallowance             fee (% of net          compensation (1)
Class C investments                                         (% of offering price)   Investment) (3)        (% of offering price)
-------------------                                         --------------------    ---------------        ---------------------

Amounts purchased at NAV           --                       0.75%                   0.25%                  1.00%
All other amounts                  1.00%                    1.75%                   0.25%                  2.00%

(1) Reallowance percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.

(2) For Group Investment Programs sales, the maximum total compensation for investments of $1 million or more is 1.00% of the offering price (one year CDSC of 1.00% applies for each sale).

(3) After first year subsequent service fees are paid quarterly in arrears.

(4) Includes new investments aggregated with investments since the last annual reset. John Hancock Funds may take recent redemptions into account in determining if an investment qualifies as a new investment.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.


NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market- maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of a determination of the Fund's NAV. If quotations are not readily available, or the value has been materially affected by the events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV of each Fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

INITIAL SALES CHARGE ON CLASS A AND CLASS C SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). The Fund no longer issues share certificates. Shares are electronically recorded. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A and Class C shares of the Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to accumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund, owned by the investor, or if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Without Sales Charges. Class A shares may be offered without a front-end sales charge or contingent deferred sales charge ("CDSC") to various individuals and institutions as follows:

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, children, grandparents, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew, subadviser and same sex domestic partner) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Retirement plans participating in Merrill Lynch servicing programs, if the Plan has more than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

o Retirement plans investing through the PruArray Program sponsored by Prudential Securities.

o Pension plans transferring assets from a John Hancock variable annuity contract to the Fund pursuant to an exemptive application approved by the Securities and Exchange Commission.

o Participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these investors may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

            Amount Invested                             CDSC Rate
            ---------------                             ---------

            $1 to $4,999,999                              1.00%
            Next $5 million to $9,999,999                 0.50%
            Amounts of $10 million and over               0.25%

Class C shares may be offered without a front-end sales charge to:


o Retirement plans for which John Hancock Signature Services formerly performed employer sponsored plan recordkeeping services. (These types of plans include 401(k), money purchase pension, profit sharing and SIMPLE 401k.)

o             An investor who buys through a Merrill Lynch omnibus account.
              However, a CDSC may apply if the shares are sold within 12 months of purchase.

Class A and Class C shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

Combination Privilege. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount being invested but also the investor's purchase price or current value of the Class A shares of all John Hancock funds which carry a sales charge already held by such person. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. Retirement plan investors may include the value of Class B shares if Class B shares held are greater than $1 million. Retirement plans must notify Signature Services to utilize. A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.

Letter of Intention. Reduced sales charges are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth and Education IRAs, SEP, SARSEP, 401(k), 403(b) (including
TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and
Section 457 plans. An individual's non-qualified and qualified retirement plan investments cannot be combined to satisfy LOI of 48 months. Such an investment (including accumulations and combinations but not including reinvested dividends) must aggregate $50,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively will be subject to a CDSC at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price or on shares derived from reinvestment of dividends or capital gains distributions.


Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of the Fund account.


The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

     oProceeds of 50 shares redeemed at $12 per shares (50 x 12)       $600.00
     o*Minus Appreciation ($12 - $10) x 100 shares                     (200.00)
     o Minus proceeds of 10 shares not subject to
       CDSC (dividend reinvestment)                                    (120.00)
                                                                        ------
     oAmount subject to CDSC                                           $280.00

     *The appreciation is based on all 100 shares in the account not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Brokers for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

* Redemption of Class B (but not Class C) shares made under a periodic withdrawal plan or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note, this waiver does not apply to periodic withdrawal plan redemptions of Class A or Class C shares that are subject to a CDSC.)

* Redemptions by Retirement plans participating in Merrill Lynch servicing programs, if the Plan has less than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.


* Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.


* Redemption of Class A shares by retirement plans that invested through the PruArray Program sponsored by Prudential Securities.

For Retirement Accounts (such as traditional, Roth and Education IRAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.


* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code. (Waiver based on required minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)


*        Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit Sharing Plan/401(k) Plans), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code.

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.

Please see matrix for some examples.



----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Type of                 401 (a) Plan      403 (b)           457              IRA, IRA          Non-retirement
Distribution            (401 (k), MPP,                                       Rollover
                        PSP) 457 & 408
                        (SEPs & Simple
                        IRAs)
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Death or Disability     Waived            Waived            Waived           Waived            Waived
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Over 70 1/2             Waived            Waived            Waived           Waived for        12% of account
                                                                             required          value annually
                                                                             minimum           in periodic
                                                                             distributions*    payments
                                                                             or 12% of
                                                                             account value
                                                                             annually in
                                                                             periodic
                                                                             payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Between 59 1/2          Waived            Waived            Waived           Waived for Life   12% of account
and 70 1/2                                                                   Expectancy or     value annually
                                                                             12% of account    in periodic
                                                                             value annually    payments
                                                                             in periodic
                                                                             payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Under 59 1/2            Waived for        Waived for        Waived for       Waived for        12% of account
(Class B only)          annuity           annuity           annuity          annuity           value annually
                        payments (72t)    payments (72t)    payments (72t)   payments (72t)    in periodic
                        or 12% of         or 12% of         or 12% of        or 12% of         payments
                        account value     account value     account value    account value
                        annually in       annually in       annually in      annually in
                        periodic          periodic          periodic         periodic
                        payments.         payments.         payments.        payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Loans                   Waived            Waived            N/A              N/A               N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Termination of Plan     Not Waived        Not Waived        Not Waived       Not Waived        N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Hardships               Waived            Waived            Waived           N/A               N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Qualified Domestic      Waived            Waived            Waived           N/A               N/A
Relations Orders
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Termination of          Waived            Waived            Waived           N/A               N/A
Employment Before
Normal Retirement Age
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Return of Excess        Waived            Waived            Waived           Waived            N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------

*Required minimum distributions based on John Hancock Mutual Funds IRA assets only.

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholders will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of a fund for shares of the same class in any other John Hancock fund offering that class.

Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transaction charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock 500 Index Fund and John Hancock Intermediate Government Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.


If a retirement plan exchanges the plan's Class A account in its entirety from the Fund to a non-John Hancock investment, the one-year CDSC applies.


If a shareholder exchanges Class B shares purchased prior to January 1, 1994 for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement plans participating in Merrill Lynch's servicing programs:
---------------------------------------------------------------------

Class A shares are available at net asset value for plans with $3 million in plan assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. If the plan does not meet either of these limits, Class A shares are not available.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Fund may be purchased or redeemed through certain broker-dealers or Service Agents ("Brokers"). Brokers may charge for their services or place limitations on the extent to which you may use the services of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, receives the order. If a broker is an agent or designee of the Fund, orders are processed at the NAV next calculated after the broker receives the order. The broker must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Fund for execution at NAV next determined. Some brokers that maintain nominee accounts with the Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. The Adviser, the Fund and/or John Hancock Funds, Inc. (the Fund's principal distributor), share in the expense of these fees.

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and six other series. Additional series may be added in the future. The Trustees have also authorized the issuance of three classes of shares of the Fund, designated as Class A, Class B and Class C.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class will be borne exclusively by that class, (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares and (iii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Fund. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable for reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

TAX STATUS

The Fund, is treated as a separate entity for accounting and tax purposes, has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions and the diversification of its assets, the Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distributions requirements.

Distribution from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain" they will be taxable as capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than net capital gain, after reduction by deductible expenses). Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Because more than 50% of the Fund's assets at the close of any taxable year will not consist of stocks or securities of foreign corporations, the Fund will be unable to pass such taxes through to shareholders (as additional income) along with a corresponding entitlement to a foreign tax credit or deduction. The Fund will deduct the foreign taxes it pays in determining the amount it has available for distribution to shareholders.

If the Fund invests in stock (including an option to acquire stock such as is inherent in a convertible bond) of certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gain) or hold at least 50% of their asset in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may be available to ameliorate these adverse tax consequences, but could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage its holdings in passive foreign investment companies or make an available election to minimize its tax liability or maximize its return for these investments.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency options, foreign currencies, or payables or receivables denominated in foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Transactions in foreign currencies that are not directly related to the Fund's investment in stock or securities, including speculative currency positions could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its gross income from each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income computed without regard to such loss the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into options, futures, foreign currency positions, and foreign currency forward contracts.

Certain options, futures, and forward foreign currency contracts undertaken by the Fund could cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of foreign currency contracts, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Additionally, the Fund may be required to recognize gain, but not loss, if an option, short sales or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of the Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options, futures and forward contracts in order to seek to minimize any potential adverse tax consequences.

The amount of the Fund's net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities and/or engage in options transactions that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) that in a transaction is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carry forward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net realized capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders. Presently, there are no realized capital loss carryforwards available to offset future net realized capital gains.

Investment in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund, in the event it acquires or holds any such obligations, in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seeks to avoid becoming subject to Federal income or excise tax.

For purposes of the dividends-received deduction available to corporations, dividends received by the Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after each such dividend and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the holding period requirements stated above with respect to their shares of the Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, and, to the extend such basis would be reduced below zero, that current recognition of income would be required.

The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options, futures, forwards, short sales or other transactions may also require the Fund to recognize income or gain without a concurrent receipt of cash. Additionally, some countries restrict repatriation which may make it difficult or impossible for the Fund to obtain cash corresponding to its earnings or assets in those countries. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may borrow cash, to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although it may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number nor certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

The foregoing discussion relates solely to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions and ownership of or gains realized on the redemption (including an exchange) of shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8, W-8BEN or other authorized withholding certificate is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE

Total return is computed by finding the average annual compounded rate of return over the 1 year, 5 year and 10 year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                n _____
                           T = \ /ERV/P - 1

Where:

P =      a hypothetical initial investment of $1,000.
T =      average annual total return.
n =      number of years.
ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1 year, 5 year, and 10 year periods.

Because each class has its own sales charge and fee structure, the classes have different performance results. In the case of each class, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period, respectively. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A or Class C shares or the CDSC on Class B or Class C shares into account. Excluding the Fund's sales charge on Class A and Class C shares and the CDSC on Class B or Class C shares from a total return calculation produces a higher total return figure.

The Fund may advertise yield, where appropriate. The Fund's yield is computed by dividing net investment income per share determined for a 30-day period by the maximum offering price per share (which includes the full sales charge) on the last day of the period, according to the following standard formula:

                                               6
                  Yield = 2 ( [ ( a - b ) + 1 ] - 1 )
                                 -------
                                   cd

Where:

         a =      dividends and interest earned during the period.
         b =      net expenses accrued during the period.
         c =      the average daily number of fund shares outstanding during the period that would be entitled to receive dividends.
         d =      the maximum offering price per share on the last day of the period (NAV where applicable).

From time to time, in reports and promotional literature, the Fund's total return will be compared to indices of mutual funds such as Lipper Analytical Services, Inc.'s "Lipper - Mutual Fund Performance Analysis," a monthly publication which tracks net assets, total return and yield on mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in, and excerpts from, national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Subadviser under the supervision of and under the guidelines established by the Adviser, which consists of officers and directors of the Adviser and officers and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the officers of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market maker reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

In the U.S. Government securities market, securities are generally traded on a "net" basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and, to a lesser extent, statistical assistance furnished to the Adviser or Subadviser of the Fund and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser or Subadviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Insurance Company or other advisory clients of the Adviser or Subadviser, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will not make commitments to allocate portfolio transactions upon any prescribed basis. While the Adviser and Subadviser will be primarily responsible for the allocation of the Fund's brokerage business, their policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such commission is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer (until January 1, 1999, John Hancock Distributors, Inc.) "Signator" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through the Affiliated Broker.

Signator may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not "interested persons" (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, has, as an investment adviser to the Fund, the obligation to provide investment management services, which include elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser or subadviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser or Subadviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser or Subadviser believes to be equitable to each client, including the Fund. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, duration benchmarks and credit and sector exposure. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser or Subadviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES


John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services an annual fee of $19.00 for each Class A shareholder account and $21.50 for each Class B shareholder account and $20.50 for each Class C shareholder account. Effective July 1, 2001, the Fund pays Signature Service an annual fee for Class A shares of $20.00 per shareholder account, for Class B shares of $22.50 per shareholder account and $21.50 for each Class C shareholder account. For Class A, B and C shares, the Fund also pays certain out-of-pocket expenses. These expenses are charged to the Fund by account, aggregated and allocated to each class on the basis of the related net asset values.


CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and State Street Bank & Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Under the custodian agreement, State Street Bank & Trust Company performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS

The independent auditors of the Fund are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP audits and renders an opinion on the Fund's annual financial statements, and reviews the Fund's annual Federal income tax return.

APPENDIX A - MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them with examples of related securities and investment practices included in brackets. See the "Investment Objective and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The Fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks. (e.g., short sales, financial futures and options; securities and index options, currency contracts).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. (e.g., borrowing; reverse repurchase agreements, repurchase agreements, securities lending, non-investment-grade securities, financial futures and options; securities and index options).

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. (e.g., foreign equities, financial futures and options; securities and index options, currency contracts).

Information risk The risk that key information about a security or market is inaccurate or unavailable. (e.g., non-investment-grade securities, foreign equities).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g., non-investment-grade securities, financial futures and options; securities and index options).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g., borrowing; reverse repurchase agreements, when-issued securities and forward commitments).

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g., non-investment-grand securities, short sales, restricted and illiquid securities, financial futures and options securities and index options; currency contracts).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g., short sales, short-term trading, when-issued securities and forward commitments, non-investment-grade securities, foreign equities, financial futures and options; securities and index options restricted and illiquid securities).

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events. (e.g., foreign equities).

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. (e.g., short sales, when-issued securities and forward commitments; financial futures and options; securities and index options, currency contracts).

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.(e.g., foreign equities).

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for. (e.g., non-investment-grade securities, restricted and illiquid securities).

APPENDIX B

Description of Bond Ratings

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment at some time in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack the characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represented obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

STANDARD & POOR'S RATINGS GROUP

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B: Debt rated BB, and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CCC Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

                        JOHN HANCOCK COMMUNICATIONS FUND

                       Class A, Class B and Class C Shares
                       Statement of Additional Information


                                  June 1, 2001


This Statement of Additional Information provides information about John Hancock Communications Fund (the "Fund") in addition to the information that is contained in the Fund's current Prospectus (the "Prospectus"). The Fund is a non-diversified series of John Hancock World Fund (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston MA 02217-1000
                                 1-800-225-5291

                                Table of Contents

                                                                            Page

Organization of the Fund................................................       2
Investment Objective and Policies.......................................       2
Investment Restrictions.................................................      16
Those Responsible for Management........................................      18
Investment Advisory and Other Services..................................      23
Distribution Contracts..................................................      25
Sales Compensation......................................................      27
Net Asset Value.........................................................      29
Initial Sales Charge on Class A and Class C Shares......................      30
Deferred Sales Charge on Class B and Class C Shares.....................      33
Special Redemptions.....................................................      37
Additional Services and Programs........................................      37
Purchases and Redemptions Through Third Parties.........................      39
Description of the Fund's Shares........................................      39
Tax Status..............................................................      41
Calculation of Performance..............................................      46
Brokerage Allocation....................................................      48
Transfer Agent Services.................................................      50
Custody of Portfolio....................................................      50
Independent Auditors....................................................      50
Appendix A- Description of Investment Risk..............................     A-1
Appendix B-Description of Bond Ratings..................................     B-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust in August, 1986 under the laws of The Commonwealth of Massachusetts.

John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect wholly owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company) (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. The Life Company is wholly owned by John Hancock Financial Services, Inc., a Delaware Corporation, organized in February, 2000.

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. Appendix A contains further information describing investment risks. The investment objective of the Fund is non-fundamental and may be changed by the Trustees without shareholder approval. There is no assurance that the Fund will achieve its investment objective.

The Fund's investment objective is long-term capital appreciation. To pursue this goal, the Fund normally invests at least 80% of its Assets in stocks of U.S. and foreign communications companies. These companies are principally engaged in the research, development, manufacture or sale of communications services, technology, equipment or products. These may include, for example, companies involved in: local and long distance telephone services or equipment; cellular and other wireless communications; paging; personal communications; local and wide area network services or equipment; video conferencing; fiber-optic transmission; satellite, microwave, cable and other pay television services or equipment; and Internet-related services or equipment, including Internet service providers, web hosting and web content providers and Internet portals. Because the Fund is non-diversified, it may invest more than 5% of its total assets in the securities of individual companies. (See "Non-Diversification" below.)


In abnormal circumstances, such as situations where the Fund experiences large cash inflows or anticipates unusually large redemption, and in abnormal market, economic, political, or other conditions, the Fund may temporarily invest more than 20% of its Assets in investment-grade short-term securities, cash, and cash equivalents.

With respect to the Fund's policy of investing at least 80% of its Assets in communications companies, "Assets" means net assets, plus the amount of any borrowings for investment purposes, if any. Also, with respect to this 80% investment policy, the Fund will notify shareholders at least 60 days prior to any change in this policy.


The Adviser considers an issuer to be principally engaged in a business activity if: (i) in its most recent fiscal year, the issuer derived at least 50% of its revenues or earnings from the business activity, or devoted at least 50% of its assets to such activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

In managing the portfolio, the managers invest primarily in equity securities. They look for companies that have the potential for sustainable competitive advantages relative to their industry peers. Although all investment decisions are based upon bottom-up, fundamental research, this stock selection process is performed within the context of an overall portfolio construction/monitoring process that seeks to mitigate specific risks.

When seeking to identify potential investments, the managers begin with a universe of over 500 companies that meet the requirements set out above and that generally have a market capitalization of at least $500 million. They then screen for relative valuation and growth trends according to several different metrics, because these companies will often be in different stages of development or in different industries, and will generally have widely differing cost structures and outlooks. These metrics include traditional factors such as revenue, cash-flow, profitability and earnings growth, but also include "inflexion point" analyses such as incremental margin evolution, changes in ROE and ROA, returns on incremental Capital expenditures, and fixed / variable cost-structure forecasting.

The managers focus primarily on fundamental research. While their screening process is useful in determining aggregate industry trends and in pointing out potentially interesting individual securities, their investment style relies heavily on fundamental, company-specific research. In choosing individual securities, the managers attempt to systematically generate their own forecasts on a 1-3 year horizon, taking into account the most pertinent metrics for that company. They purchase securities of companies meeting their screening criteria if they: (1) exhibit the potential for sustainable competitive advantages over their peers, such as: first-mover advantage, niche or market dominance, management excellence, sustainable cost advantages, technological leadership or innovation, or leading products and services; (2) have demonstrated the potential to translate these advantages into superior sales and profit growth relative to their industry group or the wider market in general; and (3) are attractively priced on a relative valuation basis, using internally-generated forecasts and estimates. Relative valuation can mean valuation versus peers, valuation versus historical norms, or valuations versus companies in other industries facing similar growth dynamics and characteristics.

Risks of Communications Sector: Since the Fund's investments will be concentrated in the communications sector, it will be subject to risks in addition to those that apply to the general equity and debt markets. Events may occur which significantly affect the sector as a whole or a particular segment in which the Fund invests. Accordingly, the Fund may be subject to greater market volatility than a fund that does not concentrate in a particular economic sector or industry. Thus, it is recommended that an investment in the Fund be only a portion of your overall investment portfolio.

Communications companies may face special risks. For example, communications companies are subject to significant competitive pressures, such as aggressive pricing and competition for market share. They also face the risk that new services, products or technologies may not be accepted by consumers and businesses or will become quickly obsolete. Finally, communications companies may face the risk that they will fail to obtain financing or regulatory approval.

Smaller Companies: Some communications companies are smaller companies. Smaller capitalization companies may have limited product lines, market and financial resources, or they may be dependent on smaller or less experienced management groups. In addition, trading volume for these securities may be limited. Historically, the market price for these securities has been more volatile than for securities of companies with greater capitalization. However, securities of companies with smaller capitalizations may offer greater potential for capital appreciation since they may be overlooked and thus undervalued by investors.

Non-Diversification: The Fund has elected "non-diversified" status under the Investment Company Act of 1940 and may invest more than 5% of total assets in securities of a single company. However, the Fund intends to comply with the diversification standards applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to meet these standards, among other requirements, at the close of each quarter of its taxable year (a) at least 50% of the value of the Fund's total assets must be represented by one or more of the following: (i) cash and cash items, including receivables; (ii) U.S. Government securities; (iii) securities of other regulated investment companies; and (iv) securities (other than those in items
(ii) and (iii) above) of any one or more issuers as to which the Fund's investment in an issuer does not exceed 5% of the value of the Fund's total assets (valued at time of purchase); and (b) not more than 25% of its total assets (valued at time of purchase) may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).


The Fund's ability to invest heavily in securities of individual issuers may increase the volatility of the Fund's investment performance. Changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified Fund.


Preferred stocks. The Fund may invest in preferred stocks. Preferred stock generally has a preference to dividends and, upon liquidation, over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible securities. The Fund may invest in convertible securities which may include corporate notes or preferred stock. Investments in convertible securities are not subject to the rating criteria with respect to non-convertible debt obligations. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which such securities are convertible, depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends upon the degree to which the convertible security sells above its value as a fixed-income security.

Government Securities. The Fund may invest in government securities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("GNMA"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United

States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("FHLMC"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("FNMA"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Debt Securities. The Fund may invest in debt obligations. Debt securities of corporate and governmental issuers in which the Fund may invest are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk).


Lower Rated High Yield Debt Obligations. The Fund may invest up to 5% of assets in high yielding, fixed income securities rated below investment grade (e.g., rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Ratings Group ("S&P").

Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. See Appendix B to this Statement of Additional Information which describes the characteristics of corporate bonds in the various ratings categories. The Fund may invest in comparable quality unrated securities which, in the opinion of the Adviser or Subadviser, offer comparable yields and risks to those securities which are rated.


Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The high yield fixed income market is relatively new and its growth occurred during a period of economic expansion. The market has not yet been fully tested by an economic recession.

The market price and liquidity of lower rated fixed income securities generally respond to short term corporate and market developments to a greater extent than do the price and liquidity of higher rated securities because such developments are perceived to have a more direct relationship to the ability of an issuer of such lower rated securities to meet its ongoing debt obligations.

Reduced volume and liquidity in the high yield bond market or the reduced availability of market quotations will make it more difficult to dispose of the bonds and to value accurately the Fund's assets. The reduced availability of reliable, objective data may increase the Fund's reliance on management's judgment in valuing high yield bonds. In addition, the Fund's investments in high yield securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. A Fund's investments, and consequently its net asset value, will be subject to the market fluctuations and risks inherent in all securities.

Short-Term Bank and Corporate Obligations. The Fund may invest in depository-type obligations of banks and savings and loan associations and other high quality money market instruments consisting of short-term obligations of the U.S. Government or its agencies and commercial paper rated at least P-1 by Moody's or A-1 by Standard & Poor's. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Depository-type obligations in which the Fund may invest include certificates of deposit, bankers' acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Ratings as Investment Criteria. In general, the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of debt securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the rating of Moody's and S&P and their significance. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund.

Investments in Foreign Securities. The Fund may invest directly in the securities of foreign issuers as well as securities in the form of sponsored or unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts (GDRs), or other securities convertible into securities of foreign issuers. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Issuers of unsponsored ADRs are not contractually obligated to disclose material information, including financial information, in the United States. Generally, ADRs are designed for use in the United States securities markets and EDRs are designed for use in European securities markets.

An investment in foreign securities including ADRs may be affected by changes in currency rates and in exchange control regulations. Issuers of unsponsored ADRs are not contractually obligated to disclose material information including financial information, in the United States and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. Foreign companies may not be subject to accounting standards or government supervision comparable to U.S. companies, and there is often less publicly available information about their operations. Foreign companies may also be affected by political or financial instability abroad. These risk considerations may be intensified in the case of investments in ADRs of foreign companies that are located in emerging market countries. ADRs of companies located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Foreign Currency Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market.

The Fund may also enter into forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. The Fund may elect to hedge less than all of its foreign portfolio positions as deemed appropriate by the Adviser. The Fund will not engage in speculative forward foreign currency exchange transactions.

If the Fund purchases a forward contract, the Fund will segregate cash or liquid securities in a separate account in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal to the amount of the Fund's commitment in forward contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases capital gains and interest payable on certain of the Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Advisers will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

Reverse Repurchase Agreements and Other Borrowings. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements.

The Fund will not enter into reverse repurchase agreements and other borrowings except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Advisers will monitor the creditworthiness of the banks involved.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determines, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees have adopted guidelines and delegate to the Advisers the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities, Securities Indices and Currency. The Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options as a substitute for the purchase or sale of securities or currency or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account with a value at least equal to the Fund's obligation under the option,
(ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts. The Fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities) and securities indices, foreign currencies and any other financial instruments and indices and purchase and write call and put options on these futures contracts. The Fund may purchase and sell futures and options on futures for hedging or other non-speculative purposes. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. All futures contracts entered into by a Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which the portfolio securities are quoted or denominated. When securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. A Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

A Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices or foreign currency rates that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by a Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, a Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency rates then available in the applicable market to be less favorable than prices that are currently available. Subject to the limitations imposed on the funds, as described above, a Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

Options on Futures Contracts. The purchase of put and call options on futures contracts will give a Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, a Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by each Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging or for other non-speculative purposes as permitted by the CFTC. These purposes may include using futures and options on futures as substitute for the purchase or sale of securities or currencies to increase or reduce exposure to particular markets. To the extent that a Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities or the currency in which they are quoted or denominated) it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between a Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the loaned securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value in excess of 33 1/3 % of its total assets.

Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund's Investment Restriction. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Short Sales. The Fund may engage in short sales "against the box". In a short sale against the box, the Fund agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. If the price of the security has declined at the time the Fund is required to deliver the security, the Fund will benefit from the difference in the price. If the price of the security has increased, the Fund will be required to pay the difference.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities equal, of any type or maturity, in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly higher brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

(1) Issue senior securities, except as permitted by the Fund's fundamental investment restrictions on borrowing, lending and investing in commodities, as otherwise permitted under the 1940 Act. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts and repurchase agreements entered into in accordance with the Fund's investment policies are not deemed to be senior securities.

(2) Borrow money, except: (i) for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets;
         (iv) in connection with entering into reverse repurchase agreements and dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act; and (v) as otherwise permitted under the1940 Act. For purposes of this investment restriction, the deferral of Trustees' fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.

(3) Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

(4) Purchase, sell or invest in real estate, but subject to its other investment policies and restrictions may invest in securities of companies that deal in real estate or are engaged in the real estate business. These companies include real estate investment trusts and securities secured by real estate or interests in real estate. The fund may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the fund's ownership of securities.

(5) Invest in commodities or commodity futures contracts, other than financial derivative contracts. Financial derivatives include forward currency contracts; financial futures contracts and options on financial futures contracts; options and warrants on securities, currencies and financial indices; swaps, caps, floors, collars and swaptions; and repurchase agreements entered into in accordance with the fund's investment policies.

(6) Make loans, except that the fund may (i) lend portfolio securities in accordance with the fund's investment policies up to 33 1/3% of the fund's total assets taken at market value, (ii) enter into repurchase agreements, and (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

(7) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would equal or exceed 25% of its total assets; except that the Fund will ordinarily invest more than 25% of its total assets in the communications sector. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies or instrumentalities.

Non-fundamental Investment Restrictions
---------------------------------------

The following restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

The Fund may not:

(a) Purchase securities on margin except that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions.

(b) Invest for the purpose of exercising control over or management of any company.

(c)      Invest more than 15% of its net assets in illiquid securities.

(d) Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one such investment company. These limitation do not apply to (a) the investment of cash collateral received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to these limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of the Fund's assets will not be considered a violation of the restriction.


The Funds will invest only in countries on the Adviser's Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser's investment department that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.


THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by the Trustees, who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers and Directors of the Adviser or officers and Directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").


                              Positions Held              Principal Occupation(s)
Name and Address              With the Company            During the Past Five Years
----------------              ----------------            --------------------------



Maureen R. Ford *             Trustee, Chairman,          President, Broker/Dealer
101 Huntington Avenue         President and Chief         Distributor, John Hancock Life
Boston, MA  02199             Executive Officer (1,2)     Insurance Company; Chairman,
March 1950                                                Director, President and Chief
                                                          Executive Officer, the Adviser and
                                                          The Berkeley Group; Chairman,
                                                          Director and Chief Executive
                                                          Officer, John Hancock Funds;
                                                          Chairman, Director and President,
                                                          Insurance Agency, Inc.; Chairman,
                                                          Director and Chief Executive
                                                          Officer, Sovereign Asset Management
                                                          Corporation (SAMCorp.); Senior Vice
                                                          President, MassMutual Insurance Co.
                                                          (until 1999); Senior Vice
                                                          President, Connecticut Mutual
                                                          Insurance Co. (until 1996).


Dennis S. Aronowitz           Trustee                     Professor of Law, Emeritus, Boston
101 Huntington Avenue                                     University School of Law (as of
Boston, MA  02199                                         1996); Director, Brookline Bancorp.
June 1931

Richard P. Chapman, Jr.       Trustee (1)                 Chairman, President, and Chief
101 Huntington Avenue                                     Executive Officer, Brookline
Boston, MA  02199                                         Bancorp. (lending); Trustee,
February 1935                                             Northeastern University
                                                          (education); Director, Depositors
                                                          Insurance Fund, Inc. (insurance).

William J. Cosgrove           Trustee                     Vice President, Senior Banker and
101 Huntington Avenue                                     Senior Credit Officer, Citibank,
Boston, MA  02199                                         N.A. (retired September 1991);
January 1933                                              Executive Vice President, Citadel
                                                          Group Representatives, Inc.;
                                                          Trustee, the Hudson City Savings
                                                          Bank (since 1995).

Richard A. Farrell            Trustee                     President of Farrell, Healer & Co.,
101 Huntington Avenue                                     (venture capital management firm)
Boston, MA  02199                                         (since 1980); Prior to 1980, headed
November 1932                                             the venture capital group at Bank
                                                          of Boston Corporation.

Gail D. Fosler                Trustee                     Senior Vice President and Chief
101 Huntington Avenue                                     Economist, The Conference Board
Boston, MA  02199                                         (non-profit economic and business
December 1947                                             research); Director, Unisys Corp.;
                                                          Director H.B. Fuller Company; and
                                                          DBS Holdings (Singapore) (Banking
                                                          and Financial Services); Director,
                                                          National Bureau of Economic
                                                          Research (academic).


-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                       18


                              Positions Held              Principal Occupation(s)
Name and Address              With the Company            During the Past Five Years
----------------              ----------------            --------------------------

William F. Glavin             Trustee                     President Emeritus, Babson College
101 Huntington Avenue                                     (as of 1997); Vice Chairman, Xerox
Boston, MA  02199                                         Corporation (until June 1989);
March 1932                                                Director, Reebok, Inc. (since 1994)
                                                          and Inco Ltd.

Dr. John A. Moore             Trustee                     President and Chief Executive
101 Huntington Avenue                                     Officer, Institute for Evaluating
Boston, MA  02199                                         Health Risks, (nonprofit
February 1939                                             institution) (since September
                                                          1989).

Patti McGill Peterson         Trustee                     Executive Director, Council for
101 Huntington Avenue                                     International Exchange of Scholars
Boston, MA  02199                                         (since January 1998), Vice
May 1943                                                  President, Institute of
                                                          International Education (since
                                                          January 1998); Senior Fellow,
                                                          Cornell Institute of Public
                                                          Affairs, Cornell University (until
                                                          December 1997); President Emerita
                                                          of Wells College and St. Lawrence
                                                          University; Director, Niagara
                                                          Mohawk Power Corporation (electric
                                                          utility).

John W. Pratt                 Trustee                     Professor of Business
101 Huntington Avenue                                     Administration Emeritus, Harvard
Boston, MA  02199                                         University Graduate School of
September 1931                                            Business Administration (as of June
                                                          1998).

William L. Braman             Executive Vice President    Executive Vice President and Chief
101 Huntington Avenue         and Chief Investment        Investment Officer, the Adviser and
Boston, MA 02199              Officer (2)                 each of the John Hancock Funds;
December 1953                                             Executive Vice President and Chief
                                                          Investment Officer, Barring Asset
                                                          Management, London UK (until May
                                                          2000).

Richard A. Brown              Senior Vice President and   Senior Vice President and Chief
101 Huntington Avenue         Chief Financial Officer     Financial Officer of the Adviser,
Boston, MA  02199             (2)                         John Hancock Funds, and The
April 1949                                                Berkeley Group; Second Vice
                                                          President and Senior Associate
                                                          Controller, Corporate Tax
                                                          Department, John Hancock Financial
                                                          Services, Inc. (until January
                                                          2001).


-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.

                                       19


                              Positions Held              Principal Occupation(s)
Name and Address              With the Company            During the Past Five Years
----------------              ----------------            --------------------------

Susan S. Newton               Senior Vice President,      Senior Vice President and Chief
101 Huntington Avenue         Secretary and Chief Legal   Legal Officer the Adviser; John
Boston, MA 02199              Officer                     Hancock Funds; Vice President
March 1950                                                Signature Services (until May
                                                          2000), The Berkeley Group, NM
                                                          Capital and SAMCorp.

James J. Stokowski            Vice President, Treasurer   Vice President, the Adviser
101 Huntington Avenue         and Chief Accounting
Boston, MA  02199             Officer
November 1946

Thomas H. Connors             Vice President and          Vice President and Compliance
101 Huntington Avenue         Compliance Officer          Officer, the Adviser; Vice
Boston, MA  02199                                         President, John Hancock Funds.
September 1959

-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


The following tables provide information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Ms. Ford, a non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, are compensated by the Adviser and received no compensation from the Fund for their services.


                          Aggregate                Total Compensation From
                          Compensation             the Fund and John Hancock
Independent Trustees      from the Fund (1)        Fund Complex to Trustees (2)
--------------------      -----------------        ----------------------------

Dennis J. Aronowitz            $  25                      $  75,000
Richard P. Chapman*               25                         78,000
William J. Cosgrove*              25                         72,000
Richard A. Farrell                25                         75,000
Gail D. Fosler                    25                         68,000
William F. Glavin*                25                         64,000
Dr. John A. Moore*                25                         72,100
Patti McGill Peterson             25                         70,350
John Pratt                        25                         72,000
                              ------                     ----------
Total                           $225                       $646,450

(1) Compensation is estimated for the current fiscal year ending
    October 31, 2001.

(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2000. As of this date, there were sixty-nine funds in the John Hancock Fund Complex with each of these Independent Trustees serving on thirty-one funds.

*As of December 31, 2000, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Chapman was $85,948, Mr. Cosgrove was $218,258, Mr. Glavin was $317,363 and for Dr. Moore was $263,160 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").

All of the officers listed are officers or employees of the Adviser or Affiliated Companies. Some of the Trustees and officers may also be officers or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $30 billion in assets under management in its capacity as investment adviser to the Fund and other funds in the John Hancock group of funds as well as retail and institutional privately managed accounts. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating with Standard & Poor's and A. M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.

The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit, and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee which is based on a stated percentage of the average daily net assets of the Fund as follows:

Average Daily Net Assets                                     Annual Rate
------------------------                                     -----------
First $500,000,000                                                0.90%
Next $500,000,000                                                 0.85%
Amount over $1,000,000,000                                        0.80%

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of its average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

The Adviser has agreed to limit the Fund's expenses (excluding 12b-1 fees) to 1.30% of the Fund's average daily net assets. The Adviser reserves the right to terminate this limitation in the future.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the Adviser for the Fund or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to its Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The continuation of the Advisory Agreement and the Distribution Agreement (discussed below) was approved by all Trustees. The Advisory Agreement and the Distribution Agreement will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both Agreements may be terminated on 60 days written notice by any party or by vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services.

Personnel of the Adviser and its affiliates may trade securities for their personal accounts. The Fund also may hold, or may be buying or selling, the same securities. To prevent the Fund from being disadvantaged, the Adviser and its affiliates and the Fund have adopted a code of ethics which restricts the trading activity of those personnel.

DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. These Selling Brokers are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed, in the case of Class A and C shares, at the time of sale. In the case of Class B or Class C shares, the broker receives compensation immediately but John Hancock Funds is compensated on a deferred basis.

The Fund's Trustees adopted Distribution Plans with respect to each class of shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% for class A shares and 1.00% for Class B and Class C shares of the Fund's average daily net assets attributable to shares of that class. However, the service fees will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse the John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of the John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event that John Hancock Funds is not fully reimbursed for payments or expenses it incurs under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B and Class C Plans as a liability of the Fund because the Trustees may terminate the Class B and /or Class C Plans at any time with no additional liability for these expenses to the shareholders and the Fund.

The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on these Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provides the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as its continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by a vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each plan provides, that no material amendment to the Plans will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B and Class C shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Amounts paid to the John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Fund.

SALES COMPENSATION

As part of their business strategies, the Fund, along with John Hancock Funds, pay compensation to financial services firms that sell the Fund's shares. These firms typically pass along a portion of this compensation to your financial representative.

The two primary sources of compensation payments are (1) the 12b-1 fees that are paid out of the Fund's assets and (2) sales charges paid by investors. The sales charges and 12b-1 fees are detailed in the prospectus and under "Distribution Contracts" in this Statement of Additional Information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Whenever you make an investment in the Fund, the financial services firm receives a reallowance, as described below. The firm also receives the first year's service fee at this time. Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible fund net assets. This fee is paid quarterly in arrears by the Fund.

In addition, from time to time, John Hancock Funds, at its expense, may provide significant additional compensation to financial services firms in connection with the sale of shares of the Fund. Such compensation provided by John Hancock Funds may include, for example, financial assistance to financial services firms in connection with their marketing and sales development programs for their registered representatives and other employees, as well as payment for travel expenses, including lodging, incurred by registered representatives and other employees for such marketing and sales development programs, seminars for the public, advertising and sales campaigns regarding one or more Funds, and/or other financial services firms-sponsored events or activities. From time to time, John Hancock Funds may make expense reimbursements for special training of a financial services firm's registered representatives and other employees in group meetings. Other compensation, such as asset retention fees, finder's fees and reimbursement for wire transfer fees, may be offered to the extent not prohibited by law or any self-regulatory agency, such as the NASD.


                                   Sales charge paid by     Maximum                 First year service     Maximum total
                                   investors(% of           reallowance             fee (% of net          compensation (1)
Class A investments                offering price)          (% of offering price)   investment) (3)        (% of offering price)
-------------------                ---------------          ---------------------   ---------------        ---------------------

Up to $49,999                      5.00%                    4.01%                   0.25%                  4.25%
$50,000 - $99,999                  4.50%                    3.51%                   0.25%                  3.75%
$100,000 - $249,999                3.50%                    2.61%                   0.25%                  2.85%
$250,000 - $499,999                2.50%                    1.86%                   0.25%                  2.10%
$500,000 - $999,999                2.00%                    1.36%                   0.25%                  1.60%


Investments
of Class A share of
$1 million or more (4)
----------------------

First $1M - $4,999,999             --                       0.75%                   0.25%                  1.00%
Next $1 - $5M above that           --                       0.25%                   0.25%                  0.50% (2)
Next $1 or more above that         --                       0.00%                   0.25%                  0.25% (2)


                                                            Maximum                 First year service     Maximum total
                                                            reallowance             fee (% of net          compensation (1)
Class B investments                                         (% of offering price)   investment) (3)        (% of offering price)
-------------------                                         ---------------------   ---------------        ---------------------

All amounts                        --                       3.75%                   0.25%                  4.00%


                                                            Maximum                 First year service     Maximum total
                                                            reallowance             fee (% of net          compensation (1)
Class C investments                                         (% of offering price)   Investment) (3)        (% of offering price)
-------------------                                         --------------------    ---------------        ---------------------

Amounts purchased at NAV           --                       0.75%                   0.25%                  1.00%
All other amounts                  1.00%                    1.75%                   0.25%                  2.00%

(1) Reallowance/commission percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.

(2) For Group Investment Programs sales, the maximum total compensation for investments of $1 million or more is 1.00% of the offering price (one year CDSC of 1.00% applies for each sale).

(3) After first year subsequent service fees are paid quarterly in arrears.

(4) Includes new investments aggregated with investments since the last annual reset. John Hancock Funds may take recent redemptions into account in determining if an investment qualifies as a new investment.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.

NET ASSET VALUE

For purposes of calculating the net asset value (NAV) of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market- maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of a determination of the Fund's NAV. If quotations are not readily available, or the value has been materially affected by the events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV of each Fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

INITIAL SALES CHARGE ON CLASS A AND CLASS C SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). The fund no longer issues share certificates. Shares are electronically recorded. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A and Class C shares of the Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to accumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund, owned by the investor, or if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Without Sales Charges. Class A shares may be offered without a front-end sales charge or contingent deferred sales charge ("CDSC") to various individuals and institutions as follows:

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates, sub-adviser or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, children, grandparents, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew, subadviser and same sex domestic partner) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Retirement plans participating in Merrill Lynch servicing programs, if the Plan has more than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

o Retirement plans investing through the PruArray Program sponsored by Prudential Securities.

o Pension plans transferring assets from a John Hancock variable annuity contract to the Fund pursuant to an exemptive application approved by the Securities and Exchange Commission.

o Participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these investors may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

            Amount Invested                                      CDSC Rate
            ---------------                                      ---------

            $1 to $4,999,999                                        1.00%
            Next $5 million to $9,999,999                           0.50%
            Amounts of $10 million and over                         0.25%

Class C shares may be offered without a front-end sales charge to:


          o Retirement plans for which John Hancock Signature Services formerly performed employer sponsored plan recordkeeping services. (These types of plans include 401(k), money purchase pension, profit sharing and SIMPLE 401k.)


          o An investor who buys through a Merrill Lynch omnibus account. However, a CDSC may apply if the shares are sold within 12 months of purchase.

Class A and Class C shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

Combination Privilege. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount being invested but also the investor's purchase price or current value of the Class A shares of all John Hancock funds which carry a sales charge already held by such person. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. Retirement plan investors may include the value of Class B shares if Class B shares held are greater than $1 million. Retirement plans must notify Signature Services to utilize. A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.

Letter of Intention. Reduced sales charges are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth and Education IRAs, SEP, SARSEP, 401(k), 403(b) (including
TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and
Section 457 plans. An individual's non-qualified and qualified retirement plan investments cannot be combined to satisfy LOI of 48 months. Such an investment (including accumulations and combinations but not including reinvested dividends) must aggregate $50,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively will be subject to a CDSC at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price or on shares derived from reinvestment of dividends or capital gains distributions.


Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of the Fund account.


The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

         oProceeds of 50 shares redeemed at $12 per shares (50 x 12)   $600.00
         o*Minus Appreciation ($12 - $10) x 100 shares                 (200.00)
         o Minus proceeds of 10 shares not subject to
           CDSC (dividend reinvestment)                                (120.00)
                                                                       -------
         oAmount subject to CDSC                                       $280.00

         *The appreciation is based on all 100 shares in the account not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Brokers for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

* Redemption of Class B (but not Class C) shares made under a periodic withdrawal plan or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note, this waiver does not apply to periodic withdrawal plan redemptions of Class A or Class C shares that are subject to a CDSC.)

* Redemptions by Retirement plans participating in Merrill Lynch servicing programs, if the Plan has less than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

* Redemptions of Class A shares by retirement plans that invested through the PruArray Program sponsored by Prudential Securities.


* Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.


For Retirement Accounts (such as traditional, Roth and Education IRAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.


* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code. (Waiver based on required, minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)


*        Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit Sharing Plan/401(k) Plans), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code.

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.

Please see matrix for some examples.



----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Type of                 401 (a) Plan      403 (b)           457              IRA, IRA          Non-retirement
Distribution            (401 (k), MPP,                                       Rollover
                        PSP) 457 & 408
                        (SEPs & Simple
                        IRAs)
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Death or Disability     Waived            Waived            Waived           Waived            Waived
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Over 70 1/2             Waived            Waived            Waived           Waived for        12% of account
                                                                             required          value annually
                                                                             minimum           in periodic
                                                                             distributions*    payments
                                                                             or 12% of
                                                                             account value
                                                                             annually in
                                                                             periodic
                                                                             payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Between 59 1/2          Waived            Waived            Waived           Waived for Life   12% of account
and 70 1/2                                                                   Expectancy or     value annually
                                                                             12% of account    in periodic
                                                                             value annually    payments
                                                                             in periodic
                                                                             payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Under 59 1/2            Waived for        Waived for        Waived for       Waived for        12% of account
(Class B only)          annuity           annuity           annuity          annuity           value annually
                        payments (72t)    payments (72t)    payments (72t)   payments (72t)    in periodic
                        or 12% of         or 12% of         or 12% of        or 12% of         payments
                        account value     account value     account value    account value
                        annually in       annually in       annually in      annually in
                        periodic          periodic          periodic         periodic
                        payments.         payments.         payments.        payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Loans                   Waived            Waived            N/A              N/A               N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Termination of Plan     Not Waived        Not Waived        Not Waived       Not Waived        N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Hardships               Waived            Waived            Waived           N/A               N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Qualified Domestic      Waived            Waived            Waived           N/A               N/A
Relations Orders
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Termination of          Waived            Waived            Waived           N/A               N/A
Employment Before
Normal Retirement Age
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Return of Excess        Waived            Waived            Waived           Waived            N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------

* Required minimum distributions based on John Hancock Mutual Fund IRA assets only.

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholders will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of a fund for shares of the same class in any other John Hancock fund offering that class.

Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transaction charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock 500 Index Fund and John Hancock Intermediate Government Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.


If a retirement plan exchanges the plan's Class A account in its entirety from the Fund to a non-John Hancock investment, the one-year CDSC applies.


If a shareholder exchanges Class B shares purchased prior to January 1, 1994 for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement plans participating in Merrill Lynch's servicing programs:
---------------------------------------------------------------------

Class A shares are available at net asset value for plans with $3 million in plan assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. If the plan does not meet either of these limits, Class A shares are not available.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES


Shares of the Fund may be purchased or redeemed through certain broker-dealers or Service Agents ("Brokers"). Brokers may charge for their services or place limitations on the extent to which you may use the services of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, receives the order. If a broker is an agent or designee of the Fund, orders are processed at the NAV next calculated after the broker receives the order. The broker must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Fund for execution at NAV next determined. Some brokers that maintain nominee accounts with the Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. The Adviser, the Fund, and/or John Hancock Funds, Inc. (the Fund's principal distributor), share in the expense of these fees.


DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and five other series. Additional series may be added in the future. The Trustees have also authorized the issuance of three classes of shares of the Fund, designated as Class A, Class B and Class C.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class will be borne exclusively by that class, (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares and (iii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Fund. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable for reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

TAX STATUS

The Fund, is treated as a separate entity for accounting and tax purposes, has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions and the diversification of its assets, the Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distributions requirements.

Distribution from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain" they will be taxable as capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than net capital gain, after reduction by deductible expenses). Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Because more than 50% of the Fund's assets at the close of any taxable year will not consist of stocks or securities of foreign corporations, the Fund will be unable to pass such taxes through to shareholders (as additional income) along with a corresponding entitlement to a foreign tax credit or deduction. The Fund will deduct the foreign taxes it pays in determining the amount it has available for distribution to shareholders.

If the Fund invests in stock (including an option to acquire stock such as is inherent in a convertible bond) of certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gain) or hold at least 50% of their asset in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may be available to ameliorate these adverse tax consequences, but could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage its holdings in passive foreign investment companies or make an available election to minimize its tax liability or maximize its return for these investments.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency options, foreign currencies, or payables or receivables denominated in foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Transactions in foreign currencies that are not directly related to the Fund's investment in stock or securities, including speculative currency positions could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its gross income from each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income computed without regard to such loss the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into options, futures, foreign currency positions, and foreign currency forward contracts.

Certain options, futures, and forward foreign currency contracts undertaken by the Fund could cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of foreign currency contracts, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Additionally, the Fund may be required to recognize gain, but not loss, if an option, short sales or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of the Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options, futures and forward contracts in order to seek to minimize any potential adverse tax consequences.

The amount of the Fund's net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities and/or engage in options transactions that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) that in a transaction is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carry forward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net realized capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders. Presently, there are no realized capital loss carryforwards available to offset future net realized capital gains.

Investment in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund, in the event it acquires or holds any such obligations, in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seeks to avoid becoming subject to Federal income or excise tax.

For purposes of the dividends-received deduction available to corporations, dividends received by the Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after each such dividend and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the holding period requirements stated above with respect to their shares of the Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, and, to the extend such basis would be reduced below zero, that current recognition of income would be required.

The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options, futures, forwards, short sales or other transactions may also require the Fund to recognize income or gain without a concurrent receipt of cash. Additionally, some countries restrict repatriation which may make it difficult or impossible for the Fund to obtain cash corresponding to its earnings or assets in those countries. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may borrow cash, to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although it may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number nor certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

The foregoing discussion relates solely to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions and ownership of or gains realized on the redemption (including an exchange) of shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8, W-8BEN or other authorized withholding certificate is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE

Total return is computed by finding the average annual compounded rate of return over the 1 year, 5 year and 10 year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                n _____
                           T = \ /ERV/P - 1

Where:

P =      a hypothetical initial investment of $1,000.
T =      average annual total return.
n =      number of years.
ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1 year, 5 year, and 10 year periods.

Because each class has its own sales charge and fee structure, the classes have different performance results. In the case of each class, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period, respectively. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A or Class C shares or the CDSC on Class B or Class C shares into account. Excluding the Fund's sales charge on Class A or Class C shares and the CDSC on Class B or Class C shares from a total return calculation produces a higher total return figure.

The Fund may advertise yield, where appropriate. The Fund's yield is computed by dividing net investment income per share determined for a 30-day period by the maximum offering price per share (which includes the full sales charge) on the last day of the period, according to the following standard formula:

                                               6
                  Yield = 2 ( [ ( a - b ) + 1 ] - 1 )
                                 -------
                                    cd

Where:

         a =      dividends and interest earned during the period.
         b =      net expenses accrued during the period.
         c =      the average daily number of fund shares outstanding during the period that would be entitled to receive dividends.
         d =      the maximum offering price per share on the last day of the period (NAV where applicable).

From time to time, in reports and promotional literature, the Fund's total return will be compared to indices of mutual funds such as Lipper Analytical Services, Inc.'s "Lipper - Mutual Fund Performance Analysis," a monthly publication which tracks net assets, total return and yield on mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in, and excerpts from, national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and affiliates and officers and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer, and transactions with dealers serving as market makers reflect a "spread". Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

In the U.S. Government securities market, securities are generally traded on a "net" basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and, to a lesser extent, statistical assistance furnished to the Adviser of the Fund and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Insurance Company or other advisory clients of the Adviser, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will not make commitments to allocate portfolio transactions upon any prescribed basis. While the Adviser's officers will be primarily responsible for the allocation of the Fund's brokerage business, their policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such commission is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer (until January 1, 1999, John Hancock Distributors, Inc.) "Signator" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through the Affiliated Broker.

Signator may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not "interested persons" (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, has, as an investment adviser to the Fund, the obligation to provide investment management services, which include elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, duration benchmarks and credit and sector exposure. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES


John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly-owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Service an annual fee for Class A shares of $19.00 per shareholder account, for Class B shares of $21.50 per shareholder account and $20.50 for each Class C shareholder account. Effective July 1, 2001, the Fund will pay Signature Service an annual fee for Class A shares of $20.00 per shareholder account, for Class B shares of $22.50 per shareholder account and $21.50 for each Class C shareholder account. For Class A, B and C shares, the Fund also pays certain out-of-pocket expenses. These expenses are charged to the Fund by account, aggregated and allocated to each class on the basis of the related net asset values.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Under the custodian agreement, State Street Bank & Trust Company performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110 has been selected as the independent auditors of the Fund. PricewaterhouseCoopers LLP audits and renders an opinion on the Fund's annual financial statements and reviews the Fund's annual Federal income tax return.

APPENDIX A

MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them with examples of related securities and investment practices included in brackets. See the "Investment Objective and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The Fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks. (e.g., short sales, financial futures and options; securities and index options, currency contracts).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. (e.g., borrowing; reverse repurchase agreements, repurchase agreements, securities lending, non-investment-grade securities, financial futures and options; securities and index options).

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. (e.g., foreign equities, financial futures and options; securities and index options, currency contracts).

Information risk The risk that key information about a security or market is inaccurate or unavailable. (e.g., non-investment-grade securities, foreign equities).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g., non-investment-grade securities, financial futures and options; securities and index options).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g., borrowing; reverse repurchase agreements, when-issued securities and forward commitments).

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g., non-investment-grand securities, short sales, restricted and illiquid securities, financial futures and options securities and index options; currency contracts).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g., short sales, short-term trading, when-issued securities and forward commitments, non-investment-grade securities, foreign equities, financial futures and options; securities and index options restricted and illiquid securities).

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events. (e.g., foreign equities).

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. (e.g., short sales, when-issued securities and forward commitments; financial futures and options; securities and index options, currency contracts).

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.(e.g., foreign equities).

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for. (e.g., non-investment-grade securities, restricted and illiquid securities).

APPENDIX B

Moody's describes its lower ratings for corporate bonds as follows:

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

S&P describes its lower ratings for corporate bonds as follows:

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's describes its three highest ratings for commercial paper as follows:

Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protections; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated P- (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated P-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P describes its three highest ratings for commercial paper as follows:

A-1. This designation indicated that the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3. Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FINANCIAL STATEMENT












                                      F-1